UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ended June 30, 2021 (unaudited)

Praxis Mutual Funds	Class A	Class I
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®

A fund family of Everence

Table of Contents

Message from the President	1
Performance	2
Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	12
Praxis Value Index Fund
Schedule of Investments	19
Praxis Growth Index Fund
Schedule of Investments	23
Praxis Small Cap Index Fund
Schedule of Investments	27
Praxis Genesis Conservative Portfolio
Schedule of Investments	33
Praxis Genesis Balanced Portfolio
Schedule of Investments	34
Praxis Genesis Growth Portfolio
Schedule of Investments	35
Financial Statements
Statements of Assets & Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	43
Notes to Financial Statements	51
Additional Fund Information	63
Notice of Privacy Policy and Practices	66

Message from the President

Dear Praxis shareholder:

The first half of 2021 was marked by the steady rollout of COVID vaccinations that lifted the national psyche and provided a backdrop to continuing economic recovery. As winter turned to spring, businesses and consumers sprang to life, boosting economic growth to an astounding 6.4% (annualized) in the first quarter. Along with surging growth, prices rose across the country and across many industries, spurring inflation rates that we haven’t experienced since before the Great Recession 13 years ago.

These supportive economic developments, despite the political chaos that rocked the U.S. Capitol in early January, provided a positive backdrop for equity prices that boosted many equity indexes in the U.S. and developed markets abroad. Leadership in the stock market shifted toward companies that are more sensitive to economic cycles and away from the growth-oriented companies that led during much of the pandemic era.

Markets are always sorting through new information, and the recent period is no exception: early attempts at private space travel, rovers on Mars, an ongoing inflation scare whose resolution remains unclear, a possible federal infrastructure bill and a mutating virus that continues to plague pockets around the country and around the globe. All of this and more figure into investor expectations about the future. To date, stock investors are expressing a positive outlook while bond investors, who have recently emphasized safety over return, have a less rosy outlook.

More investors are shifting toward funds that incorporate values or environmental, social, and governance factors, a trend that continued during the first half of the year. And mainstream investment firms are increasingly siding with socially engaged investment firms like Praxis to vote against managements on topics that in the past would have been routine. A prominent example was a proxy vote at Exxon Mobil’s annual shareholder meeting this spring. Three newly elected board members are expected to push the company to acknowledge and plan for the likely effects of climate change on their business model. Praxis has not owned Exxon stock for many years, but we are pleased that several large holders of its stock sent the message that they are ready for a change.

Our team has been active in other ways, managing the funds to accomplish your goals for investing and saving for the future. The first half of each year is busy with company shareholder meetings – around which there are many opportunities for shareholder advocacy and proxy voting to support the themes of environmental sustainability and inequality. We are also preparing Praxis’ second annual Impact Report that we expect to distribute during the third quarter. And the bond team has been actively investing in positive impact bonds that benefit the climate and communities while expecting to generate market returns.

It is this integration of values – driven by faith and with an eye to the future – and investment expertise that we believe makes Praxis just right for our times. Thank you for joining Praxis in this endeavor. We are grateful you have chosen to use your investment dollars to make the world a better place along with us.

Sincerely,

Chad M. Horning, CFA®
President

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2021, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member Foreside Financial Services, LLC.

Performance

We are pleased to provide this 2021 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2021.

	NAV 06/30/21	One Year Ended 06/30/21	Three Years Ended 06/30/21	Five Years Ended 06/30/21	Ten Years Ended 06/30/21	Since Inception 06/30/21	Inception Date	Expense Ratio ** Gross/Net
Praxis Impact Bond Fund
Class A *	$10.93	(4.01%)	3.58%	1.93%	2.62%	4.14%	5/12/1999	0.90%	0.90%
Class A (Without Load)	$10.93	(0.24%)	4.89%	2.72%	3.02%	4.32%	5/12/1999
Class I	$10.88	0.17%	5.36%	3.15%	3.43%	4.55%	5/1/2006	0.50%	0.50%
Bloomberg U.S. Aggregate Bond Index [1]		(0.33%)	5.34%	3.03%	3.39%	4.79%
Praxis International Index Fund
Class A *	$13.89	28.57%	6.84%	8.95%	4.02%	3.99%	12/31/2010	1.30%	1.30%
Class A (Without Load)	$13.89	35.67%	8.78%	10.14%	4.57%	4.52%	12/31/2010
Class I	$13.97	36.44%	9.53%	10.86%	5.24%	5.19%	12/31/2010	0.61%	0.61%
MSCI All Country World Index ex-U.S. [2]		35.72%	9.38%	11.08%	5.45%	5.56%
Praxis Value Index Fund
Class A *	$16.68	31.17%	11.72%	11.97%	10.70%	5.36%	5/1/2001	0.87%	0.87%
Class A (Without Load)	$16.68	38.49%	13.73%	13.18%	11.30%	5.64%	5/1/2001
Class I	$16.57	39.01%	14.22%	13.69%	11.88%	7.10%	5/1/2006	0.40%	0.40%
S&P 500 Value Index [3]		39.54%	13.14%	12.54%	11.85%	7.45%
Praxis Growth Index Fund
Class A *	$38.73	32.36%	20.82%	20.19%	16.22%	11.51%	5/1/2007	0.69%	0.69%
Class A (Without Load)	$38.73	39.71%	23.01%	21.50%	16.84%	11.93%	5/1/2007
Class I	$39.12	40.13%	23.42%	21.95%	17.34%	12.38%	5/1/2007	0.37%	0.37%
S&P 500 Growth Index [4]		41.38%	23.08%	21.82%	17.29%	12.63%
Praxis Small Cap Index Fund
Class A *	$11.96	57.42%	9.46%	11.30%	7.81%	6.47%	5/1/2007	1.37%	1.12%
Class A (Without Load)	$11.96	66.09%	11.43%	12.51%	8.39%	6.87%	5/1/2007
Class I	$13.13	67.13%	12.13%	13.23%	9.08%	7.45%	5/1/2007	0.45%	0.45%
S&P SmallCap 600 Index [5]		67.40%	12.20%	15.82%	13.49%	10.12%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2021. For Praxis Small Cap Index Fund, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2022 for Class A Shares.

1    Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg U.S. Government/Credit Index and the Bloomberg U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole. Effective August 24, 2021, “Barclays” was removed from the index’s name.

2    The MSCI All Country World Index ex-U.S. is a market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies.The index includes both developed and emerging markets.

3    The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4    The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to price, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

5     S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

	NAV 06/30/21	One Year Ended 06/30/21	Three Years Ended 06/30/21	Five Years Ended 06/30/21	Ten Years Ended 06/30/21	Since Inception 06/30/21	Inception Date	Expense Ratio ** Gross/Net
Praxis Genesis Conservative Portfolio
Class A *	$13.32	4.86%	6.14%	5.19%	4.80%	5.15%	12/31/2009	1.09%	1.09%
Class A (Without Load)	$13.32	10.67%	8.06%	6.34%	5.37%	5.64%	12/31/2009
S&P Target Risk Conservative Index [6]		11.73%	8.21%	6.70%	5.55%	5.73%
Praxis Genesis Balanced Portfolio
Class A *	$16.62	17.69%	9.14%	8.85%	7.12%	7.47%	12/31/2009	0.97%	0.97%
Class A (Without Load)	$16.62	24.24%	11.12%	10.03%	7.70%	7.97%	12/31/2009
S&P Target Risk Growth Index [7]		23.41%	10.84%	10.09%	8.23%	8.55%
Praxis Genesis Growth Portfolio
Class A *	$19.14	26.69%	10.78%	11.05%	8.47%	8.84%	12/31/2009	1.01%	1.01%
Class A (Without Load)	$19.14	33.69%	12.80%	12.25%	9.05%	9.35%	12/31/2009
S&P Target Risk Aggressive Index [8]		31.53%	12.48%	12.27%	9.75%	10.45%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 3.75% for the Praxis Impact Bond Fund and 5.25% for all other Praxis Mutual Funds.

**     Reflects the expense ratios as reported in the Prospectus dated April 30, 2021.

6    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange-traded funds.

7    S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange-trade funds.

8    S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indices.The index is comprised exclusively of exchange-traded funds.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS — 1.3%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,270,704
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,678,820
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	271,007
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,004,019
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	3,441,930
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	140,000	142,225
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	105,000	110,250
St. Paul, Minnesota, Housing & Redevelopment Authority Rev., Series 2015-B	2.993%	07/01/21	1,250,000	1,250,000
TOTAL MUNICIPAL BONDS (COST $9,754,584)				10,168,955

CORPORATE BONDS — 36.1%
APPAREL & TEXTILE PRODUCTS — 0.1%
Hanesbrands, Inc. (a)(b)	4.625%	05/15/24	500,000	530,000
VF Corp.	2.400%	04/23/25	536,000	562,064
				1,092,064
ASSET MANAGEMENT — 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	782,181

AUTOMOTIVE — 0.7%
BMW US Capital, LLC (b)	3.800%	04/06/23	1,000,000	1,058,002
BorgWarner, Inc.	2.650%	07/01/27	601,000	637,396
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	196,827
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,277,327
Toyota Motor Credit Corp., Series B	2.900%	03/30/23	1,735,000	1,812,203
				4,981,755
BANKING — 4.5%
Bank of America Corp.	3.300%	01/11/23	500,000	521,875
Bank of America Corp	3.335%	01/25/23	1,000,000	1,016,511
Bank of America Corp. (a)	4.100%	07/24/23	1,000,000	1,074,484
Bank of America Corp.	0.981%	09/25/25	1,500,000	1,498,845
Bank of America Corp.	2.456%	10/22/25	1,000,000	1,046,095
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,148,789
Bank of Montreal (a)	3.300%	02/05/24	1,000,000	1,070,850
Citigroup, Inc. (a)	3.875%	10/25/23	1,000,000	1,079,108
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,276,414
Citigroup, Inc. (a)	3.700%	01/12/26	1,750,000	1,935,261
Citigroup, Inc.	2.572%	06/03/30	1,000,000	1,028,022
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,426,465
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	1,000,583

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
BANKING — 4.5%, continued
JPMorgan Chase & Co.	0.563%	02/16/25	$500,000	$497,270
JPMorgan Chase & Co. (a)	3.200%	06/15/26	2,557,000	2,783,486
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	2,093,212
Key Bank, N.A.	1.250%	03/10/23	1,750,000	1,775,736
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,306,068
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,855,523
National Bank of Canada (b)	2.150%	10/07/22	1,250,000	1,277,640
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,360,099
Regions Financial Corp.	2.250%	05/18/25	1,000,000	1,041,301
Sumitomo Mitsui Financial Group, Inc. (a)	0.508%	01/12/24	2,000,000	1,991,727
Toronto-Dominion Bank (SOFR + 45) (c)	0.463%	09/28/23	2,000,000	2,012,695
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,776,027
				34,894,086
BEVERAGES — 0.5%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	563,035
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	966,350
PepsiCo, Inc. (a)	2.250%	03/19/25	2,000,000	2,101,808
				3,631,193
BIOTECH & PHARMA — 0.5%
AbbVie, Inc.	2.950%	11/21/26	500,000	537,473
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	826,821
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,259,705
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,246,256
				3,870,255
CABLE & SATELLITE — 0.2%
Comcast Corp. (a)	3.300%	04/01/27	500,000	551,060
Comcast Corp.	4.750%	03/01/44	500,000	636,590
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	555,773
				1,743,423
CHEMICALS — 1.1%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,283,934
DowDuPont, Inc. (a)	4.493%	11/15/25	1,500,000	1,705,733
Ecolab, Inc.	4.800%	03/24/30	140,000	171,273
Ecolab, Inc.	5.500%	12/08/41	250,000	348,029
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,477,590
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	311,532
Nutrien Ltd.	1.900%	05/13/23	800,000	819,494
Nutrien Ltd.	5.875%	12/01/36	840,000	1,142,025
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,402,136
				8,661,746
CONSTRUCTION MATERIALS — 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,348,969
Owens Corning	4.200%	12/01/24	1,000,000	1,095,558
Owens Corning	3.950%	08/15/29	300,000	338,929
				2,783,456
CONSUMER SERVICES — 2.0%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	1,021,332
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	569,716

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
CONSUMER SERVICES — 2.0%, continued
Ford Foundation (The), Series 2017	3.859%	06/01/47	$2,485,000	$2,944,458
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,432,370
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,728,810
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,796,353
President & Fellows of Harvard College	3.150%	07/15/46	2,961,000	3,318,126
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,325,939
				15,137,104
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,836,224
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,297,182
				3,133,406
DIVERSIFIED INDUSTRIALS — 0.2%
Illinois Tool Works, Inc. (a)	3.900%	09/01/42	1,000,000	1,187,630

ELECTRIC UTILITIES — 5.3%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,924,412
Caledonia Generating, LLC (b)	1.950%	02/28/34	2,000,000	2,000,000
Consolidated Edison Co. (a)	3.350%	04/01/30	1,000,000	1,098,980
DTE Electric Co.	4.050%	05/15/48	1,750,000	2,127,672
Duke Energy, LLC	3.450%	03/15/29	1,750,000	1,938,495
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,373,874
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,313,930
Florida Power & Light Co.	3.700%	12/01/47	1,300,000	1,529,007
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,080,623
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,388,798
Liberty Utilities Financial Services (b)	2.050%	09/15/30	355,000	342,280
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	2,070,851
Midland Cogeneration Venture, L.P. (b)	5.250%	03/15/25	111,603	112,164
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	295,441	300,853
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,641,261
National Rural Utilities	1.350%	03/15/31	1,000,000	926,270
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	401,632
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,475,754
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,275,102
NSTAR Electric Co.	3.950%	04/01/30	600,000	690,252
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,717,323
Pacificorp	8.080%	10/14/22	500,000	543,135
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,475,656
Public Service Co.	3.700%	06/15/28	1,750,000	1,973,549
Puget Energy, Inc.	5.625%	07/15/22	750,000	780,048

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
ELECTRIC UTILITIES — 5.3%, continued
Puget Energy, Inc. (a)	4.223%	06/15/48	$1,000,000	$1,228,370
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	487,856
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	1,041,524
Solar Star Funding, LLC (b)	3.950%	06/30/35	276,037	287,945
Solar Star Funding, LLC (b)	5.375%	06/30/35	427,439	481,758
Southern California Edison	4.050%	03/15/42	1,165,000	1,250,608
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	438,900	468,563
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	250,396	271,612
Topaz Solar Farms, LLC (a)(b)	5.750%	09/30/39	591,713	684,744
Union Electric Co.	2.625%	03/15/51	2,000,000	1,909,597
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,364,013
				40,978,511
ELECTRICAL EQUIPMENT — 0.3%
Johnson Controls International plc	3.750%	12/01/21	14,000	14,072
Johnson Controls International plc (a)	1.750%	09/15/30	1,000,000	963,010
Legrand S.A.	8.500%	02/15/25	1,000,000	1,263,294
Roper Technologies, Inc.	2.000%	06/30/30	440,000	433,290
				2,673,666
FOOD — 1.5%
Campbell Soup Co. (a)	3.950%	03/15/25	1,500,000	1,654,465
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,951,135
General Mills, Inc. (a)	4.000%	04/17/25	1,500,000	1,662,041
Hormel Foods Corp. (a)	1.800%	06/11/30	2,250,000	2,231,721
Ingredion, Inc. (a)	2.900%	06/01/30	1,000,000	1,045,984
Kellogg Co.	2.650%	12/01/23	1,250,000	1,313,128
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,708,893
				11,567,367
FORESTRY, PAPER & WOOD PRODUCTS — 0.2%
Fibria Overseas Finance Ltd. (a)	5.500%	01/17/27	800,000	928,008
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	828,750
				1,756,758
GAS & WATER UTILITIES — 0.4%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,587,631
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,478,069
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	309,796
				3,375,496
HEALTH CARE FACILITIES & SERVICES — 0.2%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,639,544

HOME & OFFICE PRODUCTS — 0.2%
Steelcase, Inc.	5.125%	01/18/29	1,000,000	1,158,338

HOME CONSTRUCTION — 0.2%
NVR, Inc.	3.950%	09/15/22	500,000	516,305

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
HOME CONSTRUCTION — 0.2%, continued
NVR, Inc.	3.000%	05/15/30	$1,000,000	$1,060,216
				1,576,521
INSTITUTIONAL FINANCIAL SERVICES — 1.8%
Bank of New York Mellon Corp. (The)	3.400%	05/15/24	650,000	700,325
Bank of New York Mellon Corp. (The), Perpetual Bond	3.554%	12/29/49	1,000,000	1,007,250
Brookfield Finance, Inc. (a)	4.250%	06/02/26	1,570,000	1,769,647
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,604,675
Goldman Sachs Group, Inc.	4.223%	05/01/29	1,000,000	1,140,496
Goldman Sachs Group, Inc. (a)	3.800%	03/15/30	1,500,000	1,685,842
Morgan Stanley	3.125%	07/27/26	2,000,000	2,166,955
Morgan Stanley, Series GMTN	2.699%	01/22/31	1,250,000	1,308,503
National Securities Clearing Corp. (b)	1.500%	04/23/25	1,000,000	1,019,829
State Street Corp.	7.350%	06/15/26	1,000,000	1,284,820
				13,688,342
INSURANCE — 3.8%
Aflac, Inc.	4.000%	10/15/46	1,058,000	1,222,424
Athene Global Funding (b)	2.800%	05/26/23	1,500,000	1,562,586
Five Corners Funding Trust (b)	4.419%	11/15/23	1,000,000	1,090,190
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,361,685
Kemper Corp.	4.350%	02/15/25	1,250,000	1,366,138
Marsh & McLennan Cos., Inc. (a)	3.750%	03/14/26	1,000,000	1,111,894
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	1,500,000	1,565,754
Met Life Global Funding I (b)	1.950%	01/13/23	500,000	511,988
Met Life Global Funding I (a)(b)	3.600%	01/11/24	1,750,000	1,880,437
New York Life Global Funding (a)(b)	2.900%	01/17/24	3,000,000	3,177,798
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,048,169
Pacific Life Global Funding II (b)	1.200%	06/24/25	415,000	415,979
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,400,598
Prudential Financial, Inc.	1.500%	03/10/26	644,000	653,775
Prudential Financial, Inc. (a)	5.875%	09/15/42	750,000	792,837
Prudential plc	3.125%	04/14/30	750,000	811,028
Reliance STD Life Insurance Co. (b)	2.750%	05/07/25	1,280,000	1,346,648
RLI Corp.	4.875%	09/15/23	1,000,000	1,078,719
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	1,200,000	1,345,097
Security Benefit Global (b)	1.250%	05/17/24	1,500,000	1,502,468
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,307,456

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
INSURANCE — 3.8%, continued
Teachers Insurance & Annuity Association (3MO LIBOR + 266.10) (b)(c)	4.375%	09/15/54	$2,678,000	$2,828,930
				29,382,598
INTERNET MEDIA & SERVICES — 0.1%
Alphabet, Inc.	0.450%	08/15/25	890,000	881,297

LEISURE FACILITIES & SERVICES — 0.5%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,041,335
Marriott International, Inc. (a)	3.600%	04/15/24	727,000	775,260
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	1,108,132
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,052,389
				3,977,116
MACHINERY — 0.6%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	801,688
John Deere Capital Corp.	1.750%	03/09/27	250,000	255,839
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,370,470
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,791,022
				4,219,019
MEDICAL EQUIPMENT & DEVICES — 0.3%
Agilent Technologies, Inc. (a)	3.875%	07/15/23	1,250,000	1,326,799
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,276,527
				2,603,326
PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	1,055,633

PIPELINES — 0.1%
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	1,119,126

REITS — 2.0%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	678,199
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,456,874
Camden Property Trust	2.800%	05/15/30	500,000	529,834
Duke Realty Trust, L.P.	2.875%	11/15/29	1,500,000	1,577,888
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,435,036
ESSEX Portfolio, L.P.	2.650%	03/15/32	1,500,000	1,521,831
Federal Realty Investment Trust (a)	1.250%	02/15/26	515,000	511,251
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,723,902
Lexington Realty Trust (a)	2.700%	09/15/30	500,000	508,250
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,983,966
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	1,070,172
Sun Communities Operating Ltd.	2.700%	07/15/31	500,000	499,949
UDR, Inc.	1.900%	03/15/33	1,000,000	933,932
Vornado Realty, L.P.	3.500%	01/15/25	567,000	603,624
				15,034,708
RETAIL - CONSUMER STAPLES — 0.3%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	1,261,302

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
RETAIL - CONSUMER STAPLES — 0.3%, continued
Target Corp.	2.250%	04/15/25	$1,000,000	$1,050,500
				2,311,802
RETAIL - DISCRETIONARY — 0.4%
ERAC USA Finance, LLC (b)	2.700%	11/01/23	1,250,000	1,305,375
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	1,237,760
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	492,964
				3,036,099
SEMICONDUCTORS — 0.6%
Intel Corp.	3.400%	03/25/25	300,000	327,743
Intel Corp.	3.734%	12/08/47	1,361,000	1,554,180
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	521,015
NVIDIA Corp. (a)	2.850%	04/01/30	500,000	541,237
Skyworks Solutions, Inc.	0.900%	06/01/23	500,000	501,487
Texas Instruments, Inc.	1.375%	03/12/25	1,000,000	1,020,905
				4,466,567
SOFTWARE — 0.5%
Microsoft Corp.	2.525%	06/01/50	4,000,000	3,929,924

SPECIALTY FINANCE — 1.4%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,010,863
American Express Credit Corp.	3.000%	10/30/24	1,000,000	1,072,605
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	1,056,656
Community Preservation Corp. (The)	2.867%	02/01/30	1,750,000	1,822,660
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	765,451
Fidelity National Financial, Inc.	3.400%	06/15/30	500,000	538,236
GATX Corp.	4.350%	02/15/24	300,000	326,328
Low Income Investment Fund	3.386%	07/01/26	115,000	122,000
USAA Capital Corp. (b)	1.500%	05/01/23	1,000,000	1,020,105
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	3,030,960
				10,765,864
STEEL — 0.4%
Nucor Corp.	4.125%	09/15/22	1,025,000	1,061,193
Nucor Corp.	2.000%	06/01/25	460,000	475,995
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,169,868
				2,707,056
TECHNOLOGY HARDWARE — 0.7%
Apple, Inc. (a)	2.850%	02/23/23	1,250,000	1,298,180
Apple, Inc. (a)	3.000%	06/20/27	1,000,000	1,099,466
Apple, Inc.	2.650%	05/11/50	1,000,000	981,836
Apple, Inc. (a)	2.650%	02/08/51	1,000,000	977,575
Xerox Corp.	4.070%	03/17/22	750,000	764,063
				5,121,120
TECHNOLOGY SERVICES — 1.1%
Experian Financial plc (b)	2.750%	03/08/30	635,000	656,262
Genpact Luxembourg S.A.R.L.	3.700%	04/01/22	1,100,000	1,121,019
IBM Corp. (a)	3.300%	05/15/26	1,000,000	1,100,061
Mastercard, Inc.	3.300%	03/26/27	197,000	217,908

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 36.1%, continued
TECHNOLOGY SERVICES — 1.1%, continued
Moody’s Corp.	3.250%	05/20/50	$500,000	$522,576
RELX Capital, Inc. (a)	3.500%	03/16/23	1,500,000	1,572,794
S&P Global, Inc.	4.000%	06/15/25	1,163,000	1,293,894
Visa, Inc. (a)	0.750%	08/15/27	1,770,000	1,715,630
				8,200,144
TELECOMMUNICATIONS — 0.8%
AT&T, Inc.	5.250%	03/01/37	500,000	629,890
AT&T, Inc. (a)	4.750%	05/15/46	1,500,000	1,821,789
Verizon Communications, Inc. (a)	3.875%	02/08/29	1,000,000	1,142,431
Verizon Communications, Inc. (a)	1.500%	09/18/30	1,000,000	955,481
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,691,128
				6,240,719
TRANSPORTATION & LOGISTICS — 1.3%
British Airways, Series 2013-1 (b)	4.625%	12/20/25	445,293	469,515
Burlington Northern Santa Fe, LLC (a)	5.750%	05/01/40	1,000,000	1,420,881
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,741,751
Mexico City Airport Trust (b)	4.250%	10/31/26	497,000	539,493
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,277,171
Norfolk Southern Corp. (a)	3.050%	05/15/50	1,500,000	1,499,356
Penske Truck Leasing Co. (b)	3.450%	07/01/24	1,250,000	1,340,299
TTX Co. (b)	4.600%	02/01/49	280,000	361,942
United Parcel Services, Inc.	3.900%	04/01/25	1,500,000	1,659,778
				10,310,186
WHOLESALE - CONSUMER STAPLES — 0.3%
Bunge Ltd. Finance Corp.	1.630%	08/17/25	395,000	399,652
Sysco Corp. (a)	2.400%	02/15/30	1,750,000	1,776,953
				2,176,605

TOTAL CORPORATE BONDS (COST $258,735,954)				277,851,751

CORPORATE NOTES — 1.0%
COMMUNITY DEVELOPMENT — 1.0%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	980,000	980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	1,650,000	1,650,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	950,000	950,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	980,000	980,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	400,000	400,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	1,400,000	1,397,200
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	650,000	650,000
TOTAL CORPORATE NOTES (COST $7,560,000)				7,557,200

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 9.7%
FOREIGN AGENCY — 1.7%
BNG Bank N.V. (b)	3.125%	11/08/21	$1,500,000	$1,515,415
BNG Bank N.V. (a)(b)	1.500%	10/16/24	1,500,000	1,542,825
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,970,268
KFW	2.000%	11/30/21	1,000,000	1,007,760
KFW	2.000%	09/29/22	1,500,000	1,533,635
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	1,050,100
Kommunivest I Sverige AB (b)	0.375%	06/19/24	500,000	497,725
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	1,002,690
Nederlandse Waterschapsbank N.V. (b)	2.125%	11/15/21	1,500,000	1,510,938
Nederlandse Waterschapsbank N.V. (b)	3.125%	12/05/22	1,500,000	1,560,870
				13,192,226
SUPRANATIONAL — 8.0%
African Development Bank	3.000%	12/06/21	1,463,000	1,480,847
African Development Bank	0.750%	04/03/23	3,000,000	3,023,801
Asian Development Bank	1.875%	08/10/22	3,036,000	3,093,192
Asian Development Bank	2.125%	03/19/25	1,000,000	1,052,620
Asian Development Bank	3.125%	09/26/28	1,000,000	1,121,408
Central American Bank for Economic Development (b)	1.140%	02/09/26	1,200,000	1,194,144
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,501,064
European Bank for Reconstruction & Development	1.625%	09/27/24	1,250,000	1,290,903
European Bank for Reconstruction & Development	1.500%	02/13/25	200,000	205,701
European Investment Bank (a)	2.500%	10/15/24	1,000,000	1,062,760
European Investment Bank (b)	2.875%	06/13/25	1,000,000	1,084,184
European Investment Bank	2.125%	04/13/26	1,000,000	1,058,419
European Investment Bank	2.375%	05/24/27	4,000,000	4,289,430
Inter-American Development Bank	3.000%	09/26/22	2,000,000	2,068,551
Inter-American Development Bank	0.875%	04/03/25	3,000,000	3,017,411
Inter-American Development Bank	4.375%	01/24/44	3,000,000	4,112,412
International Bank for Reconstruction & Development	0.250%	11/24/23	7,000,000	6,977,900
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	526,010
International Bank for Reconstruction & Development	0.625%	04/22/25	1,000,000	996,411
International Bank for Reconstruction & Development	3.125%	11/20/25	1,000,000	1,099,960

	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN GOVERNMENTS — 9.7%, continued
SUPRANATIONAL — 8.0%, continued
International Bank for Reconstruction & Development	0.875%	07/15/26	$3,000,000	$2,993,508
International Development Association (b)	2.750%	04/24/23	5,000,000	5,220,733
International Development Association (b)	0.375%	09/23/25	2,000,000	1,961,925
International Development Association (a)(b)	0.875%	04/28/26	2,000,000	1,991,846
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	2,046,157
International Finance Corp., Series GMTN	0.500%	03/20/23	2,500,000	2,510,559
International Finance Corp.	2.125%	04/07/26	3,000,000	3,172,842
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,005,095
				61,159,793
TOTAL FOREIGN GOVERNMENTS (COST $72,359,357)				74,352,019

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Commercial Mortgage Pass-Through Certificates, Class A-3	3.391%	05/17/45	813,792	825,361
Commercial Mortgage Pass-Through Certificates, Class A-3	2.853%	10/17/45	993,930	1,016,646
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,841,395)				1,842,007

ASSET BACKED SECURITIES — 2.6%
Ahold Finance U.S.A., LLC	8.620%	01/02/25	403,159	447,506
Cards II Trust (b)	0.602%	04/15/27	2,250,000	2,244,635
Iowa Student Loan Liquidity Corp. Rev. (c)	1.754%	08/25/70	1,475,000	1,475,686
Mastercard Credit Card Trust (b) (c)	1.990%	09/21/24	4,000,000	4,115,150
SBA Tower Trust (b)	3.448%	03/15/48	1,250,000	1,273,950
SBA Tower Trust (b)	2.836%	01/15/50	282,000	295,915
SolarCity LMC, Series I, LLC (b)	4.800%	12/20/26	398,582	417,396
SolarCity LMC, Series IV, LLC (b)	4.180%	08/21/45	196,517	199,616
Textainer Marine Containers VII (b)	1.680%	02/20/46	1,460,000	1,443,135
TIF Funding II, LLC (b)	1.650%	02/20/46	483,854	476,307
Toyota Auto Receivables Owner Trust	0.260%	11/17/25	3,000,000	2,993,900
Triton Container Finance, LLC (b) (c)	1.860%	03/20/46	1,712,813	1,701,890
Triumph Rail, LLC (b)	2.150%	06/19/51	2,060,000	2,064,507
Wendy’s Funding, LLC (b)	3.783%	06/15/49	708,750	756,383
TOTAL ASSET BACKED SECURITIES (COST $19,851,121)				19,905,976

U.S. GOVERNMENT AGENCIES — 45.2%
DEVELOPMENT FINANCE CORPORATION — 1.2%
DFC	0.000%	06/21/23	1,000,000	1,084,983
DFC (c)	0.130%	09/15/26	875,000	875,000
DFC	1.650%	04/15/28	3,500,000	3,543,731
DFC	3.280%	09/15/29	910,319	1,001,184
DFC	3.540%	06/15/30	529,422	589,133

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 45.2%, continued
DEVELOPMENT FINANCE CORPORATION — 1.2%, continued
DFC	3.520%	09/20/32	$803,571	$897,451
DFC	3.820%	06/01/33	834,149	961,276
				8,952,758
FEDERAL HOME LOAN BANK — 5.1%
FHLB	3.250%	11/16/28	12,500,000	14,197,001
FHLB	5.500%	07/15/36	17,120,000	25,182,285
				39,379,286
FEDERAL HOME LOAN MORTGAGE CORPORATION — 9.4%
FHLMC	5.000%	12/01/21	3,436	3,577
FHLMC	4.000%	11/01/24	99,467	105,678
FHLMC	0.375%	09/23/25	6,000,000	5,906,087
FHLMC	4.000%	10/01/25	50,683	53,864
FHLMC	2.875%	04/25/26	3,000,000	3,241,618
FHLMC	6.000%	04/01/27	63,151	70,773
FHLMC	2.500%	10/01/27	360,728	378,016
FHLMC	2.738%	04/25/29	2,373,308	2,552,963
FHLMC	2.412%	08/25/29	3,670,000	3,918,001
FHLMC	7.000%	02/01/30	16,273	16,335
FHLMC	7.500%	07/01/30	86,996	99,052
FHLMC	1.487%	11/25/30	2,500,000	2,490,428
FHLMC	1.878%	01/25/31	1,500,000	1,549,390
FHLMC (c)	2.000%	01/25/31	3,000,000	3,120,324
FHLMC	7.000%	03/01/31	32,620	37,650
FHLMC	6.250%	07/15/32	1,550,000	2,276,949
FHLMC	3.000%	11/01/32	507,925	539,150
FHLMC	3.000%	11/01/32	663,463	703,643
FHLMC	5.500%	11/01/33	33,828	39,150
FHLMC (H15T1Y + 223.10) (c)	2.731%	05/01/34	37,257	39,119
FHLMC (H15T1Y + 223.10) (c)	2.731%	05/01/34	13,959	14,010
FHLMC	1.783%	06/25/34	2,084,061	2,092,416
FHLMC	5.000%	07/01/35	67,868	77,777
FHLMC	4.500%	10/01/35	103,631	114,293
FHLMC (c)	2.438%	02/25/36	4,000,000	4,256,832
FHLMC	5.500%	03/01/36	29,238	33,696
FHLMC	5.500%	06/01/36	40,387	46,799
FHLMC	6.000%	06/01/36	31,341	35,753
FHLMC	5.500%	12/01/36	33,425	38,786
FHLMC	6.000%	08/01/37	18,663	21,967
FHLMC	5.000%	03/01/38	169,844	194,647
FHLMC	4.500%	06/01/39	173,546	192,996
FHLMC	5.000%	06/01/39	250,485	285,241
FHLMC	4.500%	07/01/39	171,726	190,991
FHLMC	4.500%	11/01/39	158,548	176,337
FHLMC	4.500%	09/01/40	245,707	273,256
FHLMC	4.500%	05/01/41	481,746	532,014
FHLMC	4.500%	07/01/41	535,315	594,909
FHLMC	5.000%	09/01/41	230,716	264,090
FHLMC	3.500%	10/01/41	285,032	307,132
FHLMC	4.000%	10/01/41	289,520	318,450
FHLMC	3.500%	02/01/42	434,367	468,159
FHLMC	4.000%	02/01/42	128,041	139,957
FHLMC	3.500%	06/01/42	544,858	587,573
FHLMC	3.500%	06/01/42	522,087	562,836
FHLMC	3.500%	08/01/42	612,887	662,612
FHLMC	3.000%	11/01/42	1,151,109	1,224,922

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 45.2%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 9.4%, continued
FHLMC	3.000%	01/01/43	$617,182	$654,105
FHLMC	3.000%	05/01/43	899,461	956,787
FHLMC	3.500%	10/01/44	557,373	597,565
FHLMC	3.500%	11/01/44	497,553	533,258
FHLMC	3.500%	04/01/45	631,978	676,560
FHLMC	3.000%	05/01/46	1,078,239	1,136,183
FHLMC	3.000%	12/01/46	2,393,815	2,534,777
FHLMC	3.500%	03/01/48	2,742,611	2,971,522
FHLMC	3.500%	03/01/49	948,399	997,876
FHLMC	3.500%	07/01/49	1,600,916	1,683,966
FHLMC	3.000%	07/01/50	4,010,618	4,180,661
FHLMC	2.000%	08/01/50	4,176,423	4,219,647
FHLMC	2.500%	04/01/51	9,864,785	10,216,372
				72,209,497
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.7%
FNMA	5.500%	06/01/22	2,304	2,326
FNMA	2.890%	07/01/22	2,237,202	2,273,871
FNMA	2.000%	10/05/22	3,500,000	3,580,580
FNMA	2.190%	01/01/23	1,861,700	1,896,553
FNMA	2.670%	12/01/23	2,299,183	2,393,251
FNMA (c)	2.553%	07/25/24	2,968,379	3,111,086
FNMA	2.625%	09/06/24	5,750,000	6,144,381
FNMA	2.890%	12/01/24	4,000,000	4,144,879
FNMA	3.080%	12/01/24	2,201,150	2,361,710
FNMA	2.710%	01/01/25	4,500,000	4,667,876
FNMA	5.000%	04/01/25	37,158	40,829
FNMA	0.500%	06/17/25	10,000,000	9,937,386
FNMA	5.000%	07/01/25	29,055	31,807
FNMA	3.500%	10/01/25	52,745	56,368
FNMA	5.000%	10/01/25	41,176	45,079
FNMA	5.500%	11/01/25	11	12
FNMA	0.500%	11/07/25	4,500,000	4,446,574
FNMA	4.000%	03/01/26	223,968	238,580
FNMA	2.910%	04/01/26	3,000,000	3,197,469
FNMA	2.125%	04/24/26	2,000,000	2,118,597
FNMA (c)	2.254%	07/25/26	1,316,424	1,362,167
FNMA	8.500%	09/01/26	6,529	6,592
FNMA	2.500%	09/01/27	432,480	453,134
FNMA	0.750%	10/08/27	10,000,000	9,752,506
FNMA	2.500%	11/01/27	655,766	687,102
FNMA	2.500%	01/01/28	440,963	462,044
FNMA (c)	2.802%	01/25/28	4,380,424	4,690,552
FNMA (c)	2.945%	03/25/28	796,365	856,118
FNMA	3.430%	06/25/28	2,000,000	2,251,992
FNMA	2.522%	08/27/29	6,000,000	6,432,638
FNMA	0.875%	08/05/30	35,000,000	33,138,533
FNMA	6.625%	11/15/30	6,750,000	9,765,954
FNMA	1.561%	11/25/30	3,000,000	2,999,375
FNMA (c)	1.383%	12/25/30	5,000,000	4,948,019
FNMA	1.376%	03/25/31	1,000,000	987,057
FNMA	2.000%	01/01/32	1,702,413	1,762,793
FNMA	3.000%	12/01/32	738,169	777,370
FNMA	6.000%	10/01/33	26,507	31,450
FNMA	5.500%	02/01/34	30,219	34,951
FNMA (H15T1Y + 211.70) (c)	2.242%	05/01/34	28,405	28,583
FNMA	6.000%	11/01/34	74,754	88,585
FNMA	5.500%	01/01/35	41,956	48,550

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 45.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.7%, continued
FNMA	2.500%	02/01/35	$1,920,285	$2,005,878
FNMA	5.000%	10/01/35	58,052	66,426
FNMA	5.500%	10/01/35	80,046	92,738
FNMA	6.000%	10/01/35	42,856	50,745
FNMA	5.500%	06/01/36	24,050	27,679
FNMA	6.000%	06/01/36	18,251	21,393
FNMA	5.500%	11/01/36	28,564	33,105
FNMA (12MO LIBOR + 156.50) (c)	1.940%	05/01/37	26,061	26,001
FNMA	5.625%	07/15/37	2,750,000	4,181,390
FNMA	4.500%	09/01/40	151,266	166,935
FNMA	4.500%	10/01/40	151,200	166,746
FNMA	4.000%	12/01/40	386,945	422,836
FNMA	4.000%	01/01/41	275,622	301,174
FNMA	3.500%	02/01/41	388,299	418,110
FNMA	4.000%	10/01/41	220,222	240,612
FNMA	4.000%	11/01/41	228,062	249,163
FNMA	4.000%	12/01/41	503,258	548,016
FNMA	4.000%	12/01/41	290,648	317,556
FNMA	4.000%	01/01/42	834,479	925,589
FNMA	3.500%	05/01/42	457,441	492,953
FNMA	3.000%	06/01/42	799,959	846,768
FNMA	3.000%	08/01/42	639,035	676,329
FNMA	3.000%	08/01/42	627,804	664,475
FNMA	3.500%	12/01/42	860,721	934,212
FNMA	3.000%	06/01/43	754,139	801,838
FNMA	4.000%	12/01/44	1,048,674	1,158,001
FNMA	3.500%	05/01/45	1,194,464	1,295,476
FNMA	3.000%	04/01/46	974,282	1,024,436
FNMA	3.500%	11/01/46	1,639,990	1,755,246
FNMA	4.000%	10/01/48	1,026,591	1,093,468
FNMA	4.000%	11/01/48	2,004,041	2,209,409
FNMA	3.500%	05/01/49	852,905	897,604
FNMA	4.000%	06/01/49	1,349,814	1,436,501
FNMA	3.500%	08/01/49	3,282,694	3,455,118
FNMA	3.000%	09/01/49	1,632,584	1,701,898

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 45.2%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 28.7%, continued
FNMA	3.000%	09/01/49	$1,656,175	$1,728,537
FNMA	3.000%	06/01/50	3,185,226	3,322,200
FNMA	2.500%	07/01/50	4,403,497	4,558,799
FNMA	2.500%	08/01/50	3,077,025	3,185,545
FNMA	3.000%	08/01/50	5,657,119	5,894,421
FNMA	2.000%	11/01/50	6,626,719	6,695,417
FNMA	2.000%	01/01/51	11,647,374	11,768,006
FNMA	2.000%	02/01/51	6,840,309	6,911,284
FNMA	2.500%	04/01/51	13,340,039	13,810,513
				220,835,825
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0% (e)
GNMA	7.000%	12/20/30	11,696	13,528
GNMA	7.000%	10/20/31	8,556	10,086
GNMA	7.000%	03/20/32	35,107	41,888
GNMA (H15T1Y + 150) (c)	2.000%	01/20/34	27,815	28,981
GNMA	5.500%	10/20/38	5,383	5,889
GNMA	6.500%	11/20/38	5,152	5,866
				106,238
SMALL BUSINESS ADMINISTRATION — 0.0% (e)
SBA (Prime — 2.65) (c)	0.600%	02/25/32	115,359	116,493

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT — 0.7%
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,558,664
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,515,768
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	2,004,549
				5,078,981
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT — 0.1%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,001,916

TOTAL U.S. GOVERNMENT AGENCIES (COST $336,638,133)				347,680,994

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 3.0%
First American Government Obligations Fund - Class X, 0.03% (f) (COST $23,323,866)	23,323,866	$23,323,866

COLLATERAL FOR SECURITIES LOANED — 5.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (f)(g) (COST $45,067,303)	45,067,303	45,067,303

INVESTMENT COMPANIES — 0.5%
Pax High Yield Bond Fund - Institutional Class (COST $4,199,236)	530,984	3,685,027

TOTAL INVESTMENTS - (COST $779,330,949) — 105.5%		$811,435,098
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.5%)		(42,454,475)
NET ASSETS — 100.0%		$768,980,623

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2021 was $44,181,251 (Note 8).
(b)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2021, these securities were valued at $91,708,122 or 11.9% of net assets.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$980,000	$980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	1,650,000	1,650,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	950,000	950,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	980,000	980,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	400,000	400,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	1,400,000	1,397,200	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	650,000	650,000	0.1%
		$7,560,000	$7,557,200	1.0%

(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2021.
(g)	The security was purchased with cash collateral held from securities on loan (Note 8).

GMTN	— Global Medium-Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
LIBOR	— London Interbank Offered Rate
plc	— Public Liability Company
SOFR	— Secured Overnight Financing Rate

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%
AUSTRALIA — 4.2%
Australia & New Zealand Banking Group Ltd.	40,646	$857,967
Brambles Ltd.	40,548	347,832
Coles Group Ltd.	13,802	176,872
Commonwealth Bank of Australia	18,009	1,348,649
CSL Ltd. - ADR	7,282	774,441
CSL Ltd.	3,640	778,413
Dexus	119,299	954,499
Endeavour Group Ltd. (a)	28,598	134,884
Fortescue Metals Group Ltd.	43,722	765,201
Goodman Group	44,189	701,471
GPT Group (The)	53,628	197,044
Macquarie Group Ltd.	2,144	251,489
Macquarie Group Ltd. - ADR	2,747	322,580
National Australia Bank Ltd.	36,653	720,637
Origin Energy Ltd.	232,331	785,702
REA Group Ltd.	2,913	369,214
Scentre Group	175,279	360,126
SEEK Ltd.	32,750	813,839
Sydney Airport (a)	57,629	250,204
Transurban Group	68,739	733,470
Vicinity Centres	245,277	284,158
Wesfarmers Ltd.	24,534	1,087,252
Woodside Petroleum Ltd.	88,567	1,475,010
Woolworths Group Ltd.	28,598	817,668
Worley Ltd.	26,610	238,644
		15,547,266
AUSTRIA — 0.4%
Raiffeisen Bank International AG	30,382	688,207
Verbund AG	8,891	818,769
		1,506,976
BELGIUM — 0.3%
KBC Group N.V.	10,092	769,587
Umicore S.A.	6,207	379,104
		1,148,691
BERMUDA — 0.0% (b)
China Gas Holdings Ltd.	64,200	195,965

BRAZIL — 1.5%
Banco Bradesco S.A. - ADR	272,545	1,398,156
Banco do Brasil S.A. - ADR	54,197	352,280
Banco Santander Brasil S.A. - ADR	119,591	980,646
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	39,723	293,950
Companhia Brasileira de Distribuicao - ADR	17,197	133,965
Gerdau S.A. - ADR	79,331	468,053
Natura & Co. Holding S.A. - ADR (a)(c)	18,044	409,418
Sendas Distribuidora S.A. - ADR	17,197	294,069
Suzano S.A. - ADR (a)	45,940	553,118
Telefónica Brasil S.A. - ADR	51,502	437,767
TIM S.A. - ADR	14,714	169,505
		5,490,927
CANADA — 6.9%
Bank of Montreal	12,001	1,230,823
Bank of Nova Scotia (The)	14,814	963,947
Cameco Corp.	6,662	127,777
Canadian Imperial Bank of Commerce (c)	13,450	1,531,417

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CANADA — 6.9%, continued
Canadian National Railway Co.	15,841	$1,671,542
Canadian Pacific Railway Ltd.	18,750	1,442,062
CGI, Inc. (a)	8,100	733,860
Franco-Nevada Corp. (c)	14,323	2,077,838
Gildan Activewear, Inc. (c)	18,362	677,925
Kinross Gold Corp.	43,918	278,879
Manulife Financial Corp.	75,463	1,486,621
Methanex Corp.	15,712	519,596
Nutrien Ltd.	5,829	353,296
Open Text Corp.	11,725	595,630
Restaurant Brands International, Inc.	11,589	746,795
Ritchie Bros. Auctioneers, Inc.	9,384	556,283
Royal Bank of Canada	32,068	3,248,809
Shaw Communications, Inc. - Class B (c)	25,631	741,248
Sun Life Financial, Inc.	11,714	603,740
Teck Resources Ltd. - Class B	44,613	1,027,884
Thomson Reuters Corp. (c)	20,428	2,028,909
Toronto-Dominion Bank (The)	24,696	1,729,955
Wheaton Precious Metals Corp.	22,814	1,005,413
		25,380,249
CAYMAN ISLANDS — 8.0%
51job, Inc. - ADR (a)	2,904	225,844
Alibaba Group Holding Ltd. - ADR (a)	25,047	5,680,159
Autohome, Inc. - ADR	2,433	155,615
Baidu, Inc. - ADR (a)	5,628	1,147,549
BeiGene Ltd. - ADR (a)(c)	1,977	678,487
China Literature Ltd. (a)	47,000	522,704
GDS Holdings Ltd. - ADR (a)(c)	4,396	345,042
Genscript Biotech Corp. (a)	190,000	829,563
Hengan International Group Co. Ltd.	56,000	375,048
JD.com, Inc. - ADR (a)	15,448	1,232,905
JOYY, Inc. - ADR (c)	3,526	232,610
Kingdee International Software Group Co. Ltd. (a)	100,000	339,373
Lee & Man Paper Manufacturing Ltd.	287,000	218,457
Logan Group Co. Ltd.	182,000	272,379
Momo, Inc. - ADR	20,848	319,183
NetEase, Inc. - ADR	10,792	1,243,778
New Oriental Education & Technology Group, Inc. - ADR (a)	114,652	939,000
NIO, Inc. - ADR (a)	16,819	894,771
Noah Holdings Ltd. - ADR (a)	6,771	319,591
Shenzhou International Group Holdings Ltd.	48,000	1,212,313
Sunny Optical Technology Group Co. Ltd.	25,000	790,152
TAL Education Group - ADR (a)	10,265	258,986
Tencent Holdings Ltd. - ADR (c)	87,007	6,551,627
Trip.com Group Ltd. - ADR (a)	14,521	514,915
Vipshop Holdings Ltd. - ADR (a)	15,804	317,344
Weibo Corp. - ADR (a)	6,782	356,869
WuXi Biologics Cayman, Inc. (a)	108,000	1,979,359
Xpeng, Inc. - ADR (a)(c)	13,572	602,868
Zai Lab Ltd. (a)	2,031	359,467
ZTO Express Cayman, Inc. - ADR	19,738	599,048
		29,515,006
CHILE — 0.3%
Embotelladora Andina S.A. - Class B - ADR	5,550	80,475
Enel Americas S.A. - ADR (c)	53,811	388,516

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CHILE — 0.3%, continued
Sociedad Quimica y Minera de Chile S.A. - ADR	11,292	$534,450
		1,003,441
CHINA — 2.9%
Agricultural Bank of China Ltd. - H Shares	1,300,000	452,067
ANTA Sports Products Ltd.	56,000	1,318,440
China Life Insurance Co. Ltd. - H Shares	274,000	543,460
China Merchants Bank Co. Ltd. - H Shares	82,820	706,671
China Minsheng Banking Corp. Ltd. - H Shares	1,348,500	646,085
China Pacific Insurance Group Co. Ltd. - H Shares	84,600	266,407
China Vanke Co. Ltd. - H Shares	253,874	794,549
Guangshen Railway Co. Ltd. - ADR (a)	8,098	79,118
Haier Smart Home Co. Ltd. - H Shares (a)	241,230	841,970
Industrial & Commercial Bank of China Ltd. - H Shares	1,076,000	631,936
Jiangsu Expressway Co. Ltd. - H Shares	272,000	307,931
New World Development Co. Ltd.	68,919	358,161
Ping An Insurance Group Co. of China Ltd. - ADR	33,826	664,001
Ping An Insurance Group Co. of China Ltd. - H Shares	75,318	737,724
Sinopharm Group Co. Ltd. - H Shares	376,000	1,118,654
TravelSky Technology Ltd. - H Shares	116,000	250,396
Yum China Holdings, Inc. (c)	14,216	941,810
		10,659,380
COLOMBIA — 0.2%
Bancolombia S.A. - ADR	24,053	692,726

DENMARK — 1.7%
Coloplast A/S - Series B	3,561	584,354
DSV Panalpina A/S	4,551	1,061,430
Genmab A/S (a)	932	381,383
Novo Nordisk A/S - ADR	30,237	2,532,953
Orsted A/S	4,053	568,785
Pandora A/S	2,532	340,393
Vestas Wind Systems A/S	21,015	820,408
		6,289,706
FINLAND — 0.5%
Neste OYJ	9,891	605,754
Nokia Corp. - ADR (a)	144,454	768,495
UPM-Kymmene OYJ	14,351	542,928
		1,917,177
FRANCE — 6.8%
Accor S.A. (a)	7,593	283,567
Aeroports de Paris (a)	2,699	351,619
Air Liquide S.A. - ADR	2	70
Air Liquide S.A.	8,844	1,548,749
AXA S.A. - ADR	16,705	425,142
AXA S.A.	24,633	624,735
BNP Paribas S.A.	5,330	334,200
BNP Paribas S.A. - ADR	3,500	109,620
Capgemini SE	2,481	476,663
Capgemini SE - ADR	6,425	246,784
Cie de Saint-Gobain	10,059	662,567
Cie Generale des Etablissements Michelin SCA	1,074	171,315
Cie Generale des Etablissements Michelin SCA - ADR	18,110	578,794
CNP Assurances	24,456	416,204

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
FRANCE — 6.8%, continued
Covivio	5,514	$471,620
Danone S.A.	5,973	420,561
Danone S.A. - ADR	29,620	416,750
Dassault Systemes SE	3,059	741,895
Dassault Systemes SE - ADR	745	181,512
Edenred	10,192	580,794
EssilorLuxottica S.A.	4,430	817,701
Faurecia SE	3,770	184,968
Gecina S.A.	2,427	371,879
Getlink SE	26,688	416,209
Groupe Bruxelles Lambert S.A.	6,989	781,952
Henkel AG & Co. KGaA	1,277	117,598
Hermes International	830	1,209,268
Kering S.A.	1,378	1,204,443
Klepierre S.A.	13,620	350,999
Legrand S.A.	10,029	1,061,656
L’Oreal S.A. - ADR	21,745	1,943,840
L’Oreal S.A.	1,380	615,043
Orange S.A.	14,823	169,027
Publicis Groupe S.A.	8,339	533,451
Renault S.A. (a)	6,593	266,511
Sartorius Sedim Biotech	1,319	623,991
Schneider Electric SE	9,145	1,438,993
Solvay S.A.	2,892	367,674
Teleperformance	1,454	590,256
TUI AG (a)	48,894	250,095
Unibail-Rodamco-Westfield (a)	3,126	270,596
Unibail-Rodamco-Westfield - CDI (a)	45,646	194,413
Valeo S.A.	9,422	283,487
Vivendi SE	17,630	592,336
Vivendi SE - ADR	5,023	168,923
Wendel SE	2,330	313,356
Worldline S.A. (a)	7,655	716,658
		24,898,484
GERMANY — 4.8%
adidas AG - ADR	2,402	448,646
adidas AG	1,323	492,516
Allianz SE - ADR	76,050	1,900,489
Allianz SE	880	219,478
BASF SE - ADR (c)	5,184	102,799
BASF SE	2,739	215,820
Bayerische Moteren Werke AG - ADR (c)	2	71
Continental AG (a)	4,866	715,473
Covestro AG	7,156	462,187
Daimler AG	18,669	1,667,191
Deutsche Boerse AG	3,878	676,994
Deutsche Post AG - ADR	14,832	1,010,727
Deutsche Post AG	10,161	691,218
Deutsche Telekom AG - ADR	30,009	637,991
Deutsche Telekom AG	25,629	541,394
Deutsche Wohnen SE	532	32,543
Fraport AG Frankfurt Airport Services Worldwide (a)	10,208	695,626
Fresenius Medical Care AG & Co. KGaA - ADR (c)	2,922	121,468
Infineon Technologies AG - ADR	12,109	488,114
Infineon Technologies AG	8,718	349,671
Merck KGaA	2,316	444,138
Muenchener Rueckversicherungs-Gesellschaft AG	1,787	489,454

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
GERMANY — 4.8%, continued
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	$517,019
Siemens AG	14,082	2,231,543
Siemens Energy AG (a)	7,041	212,265
Symrise AG	4,190	583,877
Vonovia SE	11,565	747,775
Zalando SE (a)	6,837	826,610
		17,523,097
HONG KONG — 2.7%
AAC Technologies Holdings, Inc.	77,923	583,093
AIA Group Ltd. - ADR (c)	36,278	1,804,105
AIA Group Ltd.	57,569	715,504
BYD Electronic International Co. Ltd.	21,500	141,223
China Conch Venture Holdings Ltd.	113,091	476,290
Geely Automobile Holdings Ltd.	90,000	283,411
Hong Kong Exchanges & Clearing Ltd.	26,978	1,608,048
Lenovo Group Ltd.	770,000	885,601
Link REIT	95,500	925,563
Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	4,000	9,335
Sino Land Co. Ltd.	168,000	264,842
Swire Properties Ltd.	206,350	615,250
Techtronic Industries Co. Ltd.	24,500	427,880
Wharf Holdings Ltd. (The)	166,000	632,843
Zhongsheng Group Holdings Ltd.	70,000	582,407
		9,955,395
HUNGARY — 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR (a)	6,368	25,364

INDIA — 3.0%
Dr. Reddy’s Laboratories Ltd. - ADR	14,524	1,067,659
HDFC Bank Ltd. - ADR	30,589	2,236,668
ICICI Bank Ltd. - ADR (a)	144,722	2,474,746
Infosys Ltd. - ADR	131,713	2,790,999
Vedanta Ltd. - ADR	55,906	793,865
Wipro Ltd. - ADR	206,072	1,609,422
		10,973,359
INDONESIA — 0.5%
Bank Mandiri Persero Tbk PT - ADR	87,101	709,002
Telekomunikasi Indonesia Persero Tbk PT - ADR	50,040	1,084,367
		1,793,369
IRELAND — 0.4%
CRH plc - ADR	14,500	737,180
Kingspan Group plc	2,144	202,500
Smurfit Kappa Group plc	10,442	566,558
		1,506,238
ISRAEL — 0.5%
Check Point Software Technologies Ltd. (a)	4,857	564,043
CyberArk Software Ltd. (a)	2,299	299,491
ICL Group Ltd.	39,641	271,937
Nice Ltd. - ADR (a)(c)	2,630	650,820
		1,786,291
ITALY — 1.3%
Assicurazioni Generali S.p.A.	41,464	831,296
Enel S.p.A.	148,245	1,376,962

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
ITALY — 1.3%, continued
Intesa Sanpaolo S.p.A.	199,542	$551,273
Mediobanca Banca di Credito Finanziario S.p.A. (a)	29,677	346,677
Moncler S.p.A.	7,061	477,823
Telecom Italia S.p.A.	326,619	162,264
Terna S.p.A.	58,378	435,066
UniCredit S.p.A.	66,340	782,831
		4,964,192
JAPAN — 14.5%
Advantest Corp.	4,800	432,534
Aeon Co. Ltd.	14,100	378,886
AGC, Inc.	10,000	419,499
Ajinomoto Co., Inc.	17,000	441,356
Asahi Kasei Corp.	50,000	549,354
Astellas Pharma, Inc.	35,100	611,252
Bridgestone Corp.	28,756	1,308,562
Brothers Industries Ltd.	13,702	273,460
Canon, Inc.	34,400	778,208
Chugai Pharmaceutical Co. Ltd.	14,700	582,521
Dai Nippon Printing Co. Ltd.	61,618	1,302,972
Dai-ichi Life Holdings, Inc.	16,346	299,300
Daiichi Sankyo Co. Ltd. - ADR (c)	5,703	123,413
Daiichi Sankyo Co. Ltd.	23,430	505,047
Daiwa House Industry Co. Ltd.	17,000	510,375
Denso Corp.	10,000	682,270
East Japan Railway Co. - ADR	5,418	64,312
East Japan Railway Co.	6,029	430,228
FANUC Corp. - ADR	14,250	341,572
FANUC Corp.	1,200	289,454
Fast Retailing Co. Ltd.	1,000	752,847
FUJIFILM Holdings Corp.	1,500	111,253
FUJIFILM Holdings Corp. - ADR	8,601	636,474
Fujitsu Ltd.	3,390	634,757
Hikari Tsushin, Inc.	1,700	298,573
Honda Motor Co. Ltd.	17,400	556,061
Honda Motor Co. Ltd. - ADR (c)	1,011	32,534
Hoya Corp. - ADR	1,273	169,067
Hoya Corp.	6,861	909,777
Japan Exchange Group, Inc.	14,900	331,305
Kao Corp.	7,000	430,706
KDDI Corp. - ADR	43,814	682,184
Keyence Corp.	3,600	1,817,095
Kubota Corp. - ADR	5,277	533,030
Kubota Corp.	24,000	485,466
Lixil Corp.	15,100	390,532
M3, Inc.	11,200	817,983
Marubeni Corp.	91,000	791,422
Marui Group Co. Ltd.	9,500	178,566
Medipal Holdings Corp.	18,800	359,127
Mitsubishi Corp.	30,400	828,656
Mitsubishi UFJ Financial Group, Inc. - ADR (c)	25,008	135,543
Mitsubishi UFJ Financial Group, Inc.	180,245	973,714
Mitsui & Co. Ltd.	27,090	609,790
Mitsui & Co. Ltd. - ADR	1,204	542,040
Mitsui OSK Lines Ltd.	16,000	769,141
Murata Manufacturing Co. Ltd. - ADR	916	17,514
Murata Manufacturing Co. Ltd.	12,900	984,992
Nexon Co. Ltd.	10,300	229,579
Nidec Corp. - ADR (c)	34,780	1,005,142

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 14.5%, continued
Nikon Corp.	13,000	$138,678
Nintendo Co. Ltd. - ADR	14,840	1,076,345
Nintendo Co. Ltd.	300	174,515
Nippon Prologis REIT, Inc.	53	168,659
Nippon Telegraph & Telephone Corp.	12,900	336,130
Nomura Holdings, Inc.	65,900	336,841
Nomura Real Estate Master Fund, Inc.	222	355,927
Nomura Research Institute Ltd.	10,200	337,444
Odakyu Electric Railway Co. (a)	14,000	353,639
Omron Corp.	7,900	626,538
Oriental Land Co. Ltd.	2,960	421,810
Pan Pacific International Holdings Corp.	9,295	192,954
Recruit Holdings Co. Ltd.	20,650	1,016,838
Ricoh Co. Ltd.	36,000	404,123
Secom Co. Ltd.	7,880	598,989
Seibu Holdings, Inc. (a)	40,300	472,346
Sekisui House Ltd.	8,000	164,091
Sekisui House Ltd. - ADR	21,690	441,825
Seven & i Holdings Co. Ltd.	17,400	829,705
Shimadzu Corp.	17,000	657,289
Shimano, Inc.	2,084	494,337
Shin-Etsu Chemical Co. Ltd.	6,100	1,020,282
Shiseido Co. Ltd.	2,100	154,468
Shiseido Co. Ltd. - ADR (c)	7,565	558,373
SMC Corp.	678	400,690
SoftBank Group Corp. - ADR (c)	12,750	444,567
SoftBank Group Corp.	14,400	1,007,877
Sony Group Corp. - ADR	23,139	2,249,574
Sumitomo Corp.	23,254	311,491
Sumitomo Metal Mining Co. Ltd.	8,000	311,473
Sumitomo Mitsui Financial Group, Inc.	9,700	334,438
Sumitomo Mitsui Financial Group, Inc. - ADR	28,475	196,193
Sumitomo Mitsui Trust Holdings, Inc.	21,000	666,949
Sysmex Corp.	1,700	202,007
Takeda Pharmaceutical Co. Ltd.	14,800	495,487
Takeda Pharmaceutical Co. Ltd. - ADR	27,438	461,782
TDK Corp.	3,800	461,466
Terumo Corp.	10,972	444,668
Tokyo Electron Ltd. - ADR	1,464	158,405
Tokyo Electron Ltd.	1,900	822,361
Toppan, Inc.	62,000	996,264
Toray Industries, Inc.	50,000	332,673
TOTO Ltd.	4,000	207,049
Toyota Motor Corp. - ADR (c)	11,838	2,069,756
Unicharm Corp.	7,700	309,844
USS Co. Ltd.	15,320	267,274
Wacoal Holdings Corp. - ADR	1,316	149,101
Yamaha Corp.	3,877	210,454
Yamaha Motor Co. Ltd.	15,900	432,264
Yaskawa Electric Corp.	6,600	322,618
Yokogawa Electric Corp.	19,600	292,893
		53,231,209
JERSEY — 0.8%
Experian plc - ADR	11,145	431,311
Ferguson plc	508	70,621
Ferguson plc (c)	5,680	792,587
Glencore plc (a)	248,450	1,063,490

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JERSEY — 0.8%, continued
WPP plc	34,966	$471,192
		2,829,201
LUXEMBOURG — 0.6%
ArcelorMittal S.A. - ADR (c)	21,319	662,168
Aroundtown S.A.	56,076	437,595
Globant S.A. (a)	972	213,043
Tenaris S.A.	35,185	383,564
Tenaris S.A. - ADR	26,739	585,584
		2,281,954
MEXICO — 1.0%
Coca-Cola Femsa S.A.B. de C.V. - ADR	8,455	447,523
Fomento Economico Mexicano S.A.B. de C.V. - ADR	12,658	1,069,728
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (a)	2,661	284,434
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (a)	2,464	455,594
Grupo Televisa S.A.B. - ADR	39,194	559,690
Wal-Mart de Mexico S.A.B. de C.V. - ADR	26,577	870,131
		3,687,100
NETHERLANDS — 3.3%
Adyen N.V. (a)	349	852,840
Akzo Nobel N.V. - ADR	9,200	380,052
ASML Holding N.V. - ADR	6,611	4,567,143
ING Groep N.V.	12,870	170,033
ING Groep N.V. - ADR (c)	40,673	538,511
Koninklijke Ahold Delhaize N.V. - ADR	24,466	726,393
Koninklijke Ahold Delhaize N.V.	5,491	163,258
Koninklijke DSM N.V.	4,332	808,654
Koninklijke Philips N.V.	16,004	795,399
Koninklijke Vopak N.V.	7,610	345,663
Prosus N.V. (a)	5,540	541,845
Prosus N.V. - ADR	4,090	80,164
QIAGEN N.V. (a)	7,847	379,638
Stellantis N.V.	42,053	824,901
STMicroelectronics N.V. - ADR	14,434	525,109
Wolters Kluwer N.V.	5,108	513,223
		12,212,826
NEW ZEALAND — 0.1%
a2 Milk Co. Ltd. (The) (a)	85,700	385,761

NORWAY — 1.2%
Equinor ASA - ADR (c)	158,981	3,370,397
Mowi ASA	10,838	275,664
Norsk Hydro ASA	112,833	719,964
		4,366,025
PAPUA NEW GUINEA — 0.1%
Oil Search Ltd.	189,182	540,480

PHILIPPINES — 0.2%
PLDT, Inc. - ADR	25,232	663,097

PORTUGAL — 0.4%
EDP - Energias de Portugal S.A.	50,604	268,264
Galp Energia SGPS S.A.	95,484	1,036,373
		1,304,637

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
RUSSIA — 0.2%
Mobile TeleSystems PJSC - ADR	86,910	$804,787

SINGAPORE — 1.1%
BOC Aviation Ltd.	49,200	415,052
CapitaLand Integrated Commercial Trust	359,120	558,142
CapitaLand Ltd.	183,000	504,874
City Developments Ltd.	126,000	683,056
DBS Group Holdings Ltd. - ADR	11,392	1,015,483
Keppel REIT	737	647
Singapore Telecommunications Ltd. (a)	211,000	359,316
Venture Corp. Ltd.	30,000	428,555
		3,965,125
SOUTH AFRICA — 1.1%
FirstRand Ltd.	201,574	756,102
Gold Fields Ltd. - ADR	10,896	96,974
Impala Platinum Holdings Ltd. - ADR	34,408	570,141
Mr Price Group Ltd.	46,588	686,482
MultiChoice Group Ltd.	36,500	299,779
Naspers Ltd. - Class N - ADR	33,085	1,395,525
Standard Bank Group Ltd.	37,895	338,477
		4,143,480
SOUTH KOREA — 4.4%
Hyundai Mobis Co. Ltd.	3,234	835,555
KB Financial Group, Inc. - ADR	27,719	1,366,547
Korea Electric Power Corp. - ADR	70,644	762,955
KT Corp. - ADR	39,515	551,234
LG Chem Ltd.	458	344,458
LG Display Co. Ltd. - ADR (a)	3	32
Naver Corp.	1,313	485,036
POSCO - ADR	22,846	1,753,888
Samsung Electronics Co. Ltd.	61,394	4,383,811
Shinhan Financial Group Co. Ltd. - ADR	47,002	1,685,022
SK Hynix, Inc.	9,536	1,075,793
SK Telecom Co. Ltd. - ADR	56,068	1,761,096
Woori Financial Group, Inc. - ADR	39,921	1,208,409
		16,213,836
SPAIN — 1.7%
Amadeus IT Group S.A. (a)	9,206	647,652
Cellnex Telecom S.A.	3,788	241,332
Iberdrola S.A. - ADR	16,749	818,272
Iberdrola S.A.	45,814	558,548
Industria de Diseno Textil S.A.	35,166	1,239,068
Naturgy Energy Group S.A.	12,657	325,431
Repsol S.A.	140,542	1,759,109
Repsol S.A. - ADR	6,104	77,521
Telefónica S.A.	75,459	352,685
Telefónica S.A. - ADR	34,242	160,937
		6,180,555
SWEDEN — 1.9%
Assa Abloy AB - Class B	14,650	441,329
Atlas Copco AB - A Shares	8,922	546,305
Atlas Copco AB - Class A - ADR	10,074	621,163
Boliden AB (a)	25,785	991,300
Essity AB - Series B	12,219	405,219
Hennes & Mauritz AB - B Shares (a)	19,185	455,093
Hexagon AB - B Shares	58,429	865,744

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SWEDEN — 1.9%, continued
ICA Gruppen AB	7,527	$350,328
Kinnevik AB - Series B (a)	17,337	694,070
Sandvik AB - ADR	13,048	334,681
Sandvik AB	17,709	452,362
Svenska Cellulosa AB S.C.A. - Series B	16,418	269,070
Telefonaktiebolaget LM Ericsson - B Shares	60,032	754,528
		7,181,192
SWITZERLAND — 6.1%
ABB Ltd. - ADR	33,452	1,137,033
Adecco Group AG	3,938	267,536
Adecco Group AG - ADR	4,982	169,288
Barry Callebaut AG	425	987,550
Coca-Cola HBC AG (a)	6,858	247,974
Credit Suisse Group AG	51,770	542,279
Credit Suisse Group AG - ADR	11,870	124,516
Geberit AG	2,043	1,532,355
Givaudan S.A.	272	1,264,945
Groupe Bruxelles Lambert S.A.	2,460	275,642
Holcim Ltd. (a)	8,532	511,771
Logitech International S.A. (c)	5,434	657,079
Lonza Group AG	1,788	1,267,274
Lonza Group AG - ADR (a)	1,070	75,874
Nestlé S.A. - ADR	36,016	4,492,636
Partners Group Holding AG	644	975,462
Roche Holding AG - ADR	81,648	3,836,640
Sika AG	852	278,546
Swatch Group AG (The)	828	284,033
Swiss Re AG	6,096	549,995
Swisscom AG	1,946	1,110,894
Temenos AG	2,408	386,729
UBS Group AG	22,324	341,638
UBS Group AG	2	31
Zurich Insurance Group AG	492	197,381
Zurich Insurance Group AG - ADR	24,700	994,175
		22,509,276
TAIWAN — 4.8%
ASE Industrial Holding Co. Ltd. - ADR	126,937	1,021,843
AU Optronics Corp. - ADR	157,981	1,278,066
Chunghwa Telecom Co. Ltd. - ADR	87,940	3,575,640
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	89,014	10,695,922
United Microelectronics Corp. - ADR (c)	114,499	1,082,016
		17,653,487
TURKEY — 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR (c)	127,033	593,244

UNITED KINGDOM — 7.7%
3i Group plc	68,813	1,116,535
Antofagasta plc	47,452	941,912
Ashtead Group plc	11,037	818,924
AstraZeneca plc - ADR (c)	42,278	2,532,452
Aviva plc	62,051	348,395
Berkeley Group Holdings plc (The)	7,006	445,210
British Land Co. plc (The)	62,287	426,315
BT Group plc (a)	130,919	351,324
Burberry Group plc (a)	13,434	383,919
Coca-Cola European Partners plc	9,316	552,625

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
UNITED KINGDOM — 7.7%, continued
Compass Group plc (a)	35,682	$751,221
GlaxoSmithKline plc - ADR (c)	57,619	2,294,389
Halma plc	17,839	664,277
HSBC Holdings plc - ADR	60,558	1,747,098
Informa plc (a)	99,047	687,231
InterContinental Hotels Group plc - ADR (a)	4,765	317,778
InterContinental Hotels Group plc (a)	732	48,703
ITV plc (a)	307,997	534,893
Kingfisher plc	106,863	538,801
Land Securities Group plc	22,749	212,470
Legal & General Group plc	210,040	748,431
Lloyds Banking Group plc - ADR	2,891	7,372
Lloyds Banking Group plc	437,921	282,798
London Stock Exchange Group plc	7,929	874,139
Mondi plc	17,385	457,152
National Grid plc - ADR	8,752	559,603
Ocado Group plc (a)	11,653	322,866
PEARSON plc	41,697	478,610
PEARSON plc - ADR	11,827	137,311
Prudential plc - ADR	17,512	667,207
Reckitt Benckiser Group plc	3,212	284,221
Reckitt Benckiser Group plc - ADR (c)	46,685	835,662
RELX plc - ADR	12,882	343,563
RELX plc	58,665	1,557,248
Rentokil Initial plc	62,540	428,220
Sage Group plc (The) - ADR	2,320	89,738
Sage Group plc (The)	33,781	319,712
Segro plc	65,385	989,462
Tesco plc - ADR	23,629	219,336
Tesco plc	36,317	112,001
Unilever plc - ADR	36,649	2,143,967
Vodafone Group plc - ADR (c)	39,744	680,815
		28,253,906
TOTAL COMMON STOCKS (Cost $219,238,505)		361,774,477

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	290,000	290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	870,000	870,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	480,000	480,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	450,000	450,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	290,000	290,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	120,000	120,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	500,000	499,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	400,000	400,000
TOTAL CORPORATE NOTES (Cost $3,400,000)				3,399,000

	Shares	Fair Value
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 0.03% (e) (Cost $1,768,811)	1,768,811	$1,768,811

COLLATERAL FOR SECURITIES LOANED — 8.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (e)(f) (Cost $30,542,485)	30,542,485	30,542,485

TOTAL INVESTMENTS - (Cost $254,949,801) — 108.0%		$397,484,773
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0%)		(29,604,232)
NET ASSETS — 100.0%		$367,880,541

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2021 was $29,597,702 (Note 8).
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$290,000	$290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	870,000	870,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	480,000	480,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	290,000	290,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	120,000	120,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	500,000	499,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	400,000	400,000	0.1%
		$3,400,000	$3,399,000	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2021.
(f)	The security was purchased with cash collateral held from securities on loan (Note 8).

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2021 (unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Communications — 10.2%
Advertising & Marketing	0.3%
Cable & Satellite	0.4%
Entertainment Content	0.6%
Internet Media & Services	3.8%
Publishing & Broadcasting	0.5%
Telecommunications	4.6%
Consumer Discretionary — 12.3%
Apparel & Textile Products	1.7%
Automotive	3.4%
Consumer Services	0.4%
E-Commerce Discretionary	2.3%
Home Construction	0.9%
Leisure Facilities & Services	0.9%
Leisure Products	0.2%
Retail - Discretionary	2.2%
Wholesale - Discretionary	0.3%
Consumer Staples — 6.9%
Beverages	0.7%
Food	2.0%
Household Products	2.3%
Retail - Consumer Staples	1.5%
Wholesale - Consumer Staples	0.4%
Energy — 2.7%
Oil & Gas Producers	2.4%
Oil & Gas Services & Equipment	0.1%
Renewable Energy	0.2%
Financials — 17.2%
Asset Management	1.0%
Banking	10.5%
Institutional Financial Services	1.2%
Insurance	4.4%
Specialty Finance	0.1%

Common Stocks by Sector/Industry	% of Net Assets
Health Care — 8.3%
Biotech & Pharma	5.3%
Health Care Facilities & Services	1.2%
Medical Equipment & Devices	1.8%
Industrials — 9.9%
Commercial Support Services	1.8%
Diversified Industrials	0.7%
Electrical Equipment	1.6%
Engineering & Construction	0.1%
Industrial Support Services	0.7%
Machinery	1.8%
Transportation & Logistics	3.2%
Materials — 8.9%
Chemicals	2.7%
Construction Materials	0.8%
Containers & Packaging	0.4%
Forestry, Paper & Wood Products	0.4%
Metals & Mining	3.2%
Steel	1.4%
Real Estate — 3.6%
Real Estate Owners & Developers	1.6%
REITs	2.0%
Technology — 16.1%
Semiconductors	5.8%
Software	1.1%
Technology Hardware	5.0%
Technology Services	4.2%
Utilities — 2.2%
Electric & Gas Marketing & Trading	0.3%
Electric Utilities	1.8%
Gas & Water Utilities	0.1%
98.3%

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%
ADVERTISING & MARKETING — 0.2%
Omnicom Group, Inc. (a)	10,229	$818,218

APPAREL & TEXTILE PRODUCTS — 0.7%
NIKE, Inc. - Class B	9,970	1,540,265
PVH Corp. (b)	6,540	703,639
VF Corp.	7,520	616,941
		2,860,845
ASSET MANAGEMENT — 0.7%
BlackRock, Inc.	762	666,727
Charles Schwab Corp. (The)	30,770	2,240,364
		2,907,091
AUTOMOTIVE — 0.5%
BorgWarner, Inc.	14,870	721,790
Ford Motor Co. (b)	97,563	1,449,786
		2,171,576
BANKING — 8.7%
Bank of America Corp.	189,500	7,813,085
Citigroup, Inc.	47,726	3,376,614
Citizens Financial Group, Inc.	10,900	499,983
Comerica, Inc.	9,200	656,328
Fifth Third Bancorp	19,490	745,103
Huntington Bancshares, Inc.	33,170	473,336
JPMorgan Chase & Co.	72,405	11,261,874
KeyCorp	21,488	443,727
M&T Bank Corp.	4,696	682,376
People’s United Financial, Inc.	32,700	560,478
PNC Financial Services Group, Inc. (The)	11,631	2,218,729
Regions Financial Corp.	24,860	501,675
Truist Financial Corp.	40,180	2,229,990
U.S. Bancorp	44,707	2,546,958
Zions Bancorp., N.A.	9,670	511,156
		34,521,412
BEVERAGES — 2.1%
Coca-Cola Co. (The)	79,950	4,326,094
PepsiCo, Inc.	25,859	3,831,528
		8,157,622
BIOTECH & PHARMA — 5.5%
AbbVie, Inc.	11,026	1,241,969
Alexion Pharmaceuticals, Inc. (b)	2,380	437,230
Amgen, Inc.	7,744	1,887,600
Biogen, Inc. (b)	2,300	796,421
Bristol-Myers Squibb Co.	28,879	1,929,695
Eli Lilly & Co.	10,980	2,520,129
Gilead Sciences, Inc.	32,650	2,248,279
Johnson & Johnson	40,071	6,601,296
Merck & Co., Inc.	34,740	2,701,730
Organon & Co. (b)	3,474	105,123
Viatris, Inc.	39,840	569,314
Zoetis, Inc.	3,990	743,576
		21,782,362
CABLE & SATELLITE — 0.9%
Comcast Corp. - Class A	60,520	3,450,850

CHEMICALS — 4.0%
Air Products & Chemicals, Inc.	6,347	1,825,905

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
CHEMICALS — 4.0%, continued
Celanese Corp.	4,040	$612,464
Dow, Inc.	8,860	560,661
DuPont de Nemours, Inc.	6,988	540,941
Eastman Chemical Co.	3,900	455,325
Ecolab, Inc.	5,080	1,046,327
International Flavors & Fragrances, Inc.	8,432	1,259,741
Linde plc	11,936	3,450,698
LyondellBasell Industries N.V. - Class A	49,510	5,093,094
Sherwin-Williams Co. (The)	2,880	784,656
		15,629,812
COMMERCIAL SUPPORT SERVICES — 1.8%
Republic Services, Inc.	25,760	2,833,857
Robert Half International, Inc.	8,160	725,995
Waste Management, Inc.	25,070	3,512,558
		7,072,410
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	2,140	752,873

CONTAINERS & PACKAGING — 0.4%
Ball Corp.	5,768	467,323
International Paper Co.	12,160	745,530
WestRock Co.	10,430	555,085
		1,767,938
DIVERSIFIED INDUSTRIALS — 1.1%
Dover Corp.	5,253	791,102
Emerson Electric Co.	11,724	1,128,318
Illinois Tool Works, Inc. (a)	11,135	2,489,340
		4,408,760
ELECTRIC UTILITIES — 4.5%
AES Corp. (The)	27,234	709,990
Ameren Corp.	7,200	576,288
American Electric Power Co., Inc.	16,270	1,376,279
CMS Energy Corp.	12,530	740,273
Consolidated Edison, Inc.	21,251	1,524,122
DTE Energy Co.	4,170	540,432
Duke Energy Corp.	29,704	2,932,379
Edison International	11,827	683,837
Eversource Energy	10,350	830,484
NextEra Energy, Inc.	37,400	2,740,672
NRG Energy, Inc.	15,780	635,934
PPL Corp.	16,050	448,919
Sempra Energy	8,983	1,190,068
Southern Co. (The)	31,681	1,917,017
Xcel Energy, Inc.	14,114	929,830
		17,776,524
ELECTRICAL EQUIPMENT — 3.5%
Carrier Global Corp.	9,550	464,130
Johnson Controls International plc	119,847	8,225,100
Keysight Technologies, Inc. (b)	4,270	659,331
Otis Worldwide Corp.	5,570	455,459
Rockwell Automation, Inc.	5,250	1,501,605
Roper Technologies, Inc.	2,520	1,184,904
Trane Technologies plc	7,740	1,425,243
		13,915,772

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
ENTERTAINMENT CONTENT — 2.8%
Activision Blizzard, Inc.	6,620	$631,813
Discovery, Inc. (a)(b)	19,010	583,227
Electronic Arts, Inc.	2,910	418,545
Fox Corp. - Class A (a)	15,020	557,693
ViacomCBS, Inc. - Class B	14,746	666,519
Walt Disney Co. (The) (b)	46,729	8,213,556
		11,071,353
FOOD — 2.1%
Campbell Soup Co. (a)	14,450	658,775
Conagra Brands, Inc. (a)	16,070	584,626
General Mills, Inc.	16,104	981,217
Hershey Co. (The)	2,830	492,929
Hormel Foods Corp. (a)	15,960	762,090
J.M. Smucker Co. (The) (a)	3,710	480,705
Kellogg Co. (a)	6,820	438,731
Kraft Heinz Co. (The)	15,130	617,001
McCormick & Co., Inc.	4,900	432,768
Mondelez International, Inc. - Class A	34,022	2,124,334
Tyson Foods, Inc. - Class A	9,110	671,954
		8,245,130
GAS & WATER UTILITIES — 0.4%
American Water Works Co., Inc.	4,630	713,622
NiSource, Inc.	29,770	729,365
		1,442,987
HEALTH CARE FACILITIES & SERVICES — 5.0%
AmerisourceBergen Corp.	8,740	1,000,643
Anthem, Inc.	6,020	2,298,436
Cardinal Health, Inc.	12,620	720,476
Centene Corp. (b)	10,170	741,698
Cigna Corp.	6,662	1,579,360
CVS Health Corp.	67,884	5,664,241
HCA Healthcare, Inc.	4,100	847,634
Humana, Inc.	1,420	628,663
IQVIA Holdings, Inc. (b)	2,920	707,574
Laboratory Corp. of America Holdings (b)	2,120	584,802
McKesson Corp.	5,714	1,092,745
UnitedHealth Group, Inc.	9,750	3,904,290
		19,770,562
HOME & OFFICE PRODUCTS — 0.1%
Whirlpool Corp. (a)	1,690	368,454

HOME CONSTRUCTION — 0.4%
Lennar Corp. - Class A	5,350	531,522
Masco Corp.	13,380	788,216
Mohawk Industries, Inc. (b)	2,020	388,224
		1,707,962
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	6,650	566,713
Estée Lauder Cos., Inc. (The) - Class A	5,290	1,682,643
Kimberly-Clark Corp.	3,750	501,675
Procter & Gamble Co. (The)	34,356	4,635,655
		7,386,686
INDUSTRIAL SUPPORT SERVICES — 0.1%
W.W. Grainger, Inc.	1,090	477,420

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
INSTITUTIONAL FINANCIAL SERVICES — 2.8%
Bank of New York Mellon Corp. (The)	25,784	$1,320,914
CME Group, Inc.	9,190	1,954,529
Goldman Sachs Group, Inc. (The)	8,267	3,137,575
Intercontinental Exchange, Inc.	5,470	649,289
Morgan Stanley	29,931	2,744,373
Northern Trust Corp.	6,297	728,059
State Street Corp.	6,610	543,871
		11,078,610
INSURANCE — 4.8%
Aflac, Inc.	20,270	1,087,688
Allstate Corp. (The)	10,919	1,424,274
American International Group, Inc.	29,507	1,404,533
Arthur J. Gallagher & Co.	2,930	410,434
Assurant, Inc.	4,170	651,271
Berkley (W.R.) Corp.	11,170	831,383
Cincinnati Financial Corp. (a)	7,712	899,373
Globe Life, Inc.	6,860	653,415
Hartford Financial Services Group, Inc. (The)	23,910	1,481,703
Lincoln National Corp.	6,300	395,892
Loews Corp.	16,890	923,039
Marsh & McLennan Cos., Inc.	7,150	1,005,862
MetLife, Inc.	35,413	2,119,468
Principal Financial Group, Inc.	11,170	705,832
Progressive Corp. (The)	8,150	800,412
Prudential Financial, Inc.	23,410	2,398,823
Travelers Cos., Inc. (The)	11,383	1,704,149
		18,897,551
INTERNET MEDIA & SERVICES — 0.5%
Booking Holdings, Inc. (b)	660	1,444,140
Expedia Group, Inc. (b)	3,040	497,678
		1,941,818
LEISURE FACILITIES & SERVICES — 2.1%
Carnival Corp. (a)(b)	28,663	755,557
Darden Restaurants, Inc.	4,210	614,618
Hilton Worldwide Holdings, Inc. (b)	6,420	774,380
Live Nation Entertainment, Inc. (a)(b)	6,190	542,182
Marriott International, Inc. - Class A (b)	8,550	1,167,246
McDonald’s Corp.	9,980	2,305,280
Starbucks Corp.	13,490	1,508,317
Yum! Brands, Inc.	5,400	621,162
		8,288,742
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	6,490	613,435

MACHINERY — 1.4%
Deere & Co.	2,897	1,021,801
IDEX Corp.	2,840	624,942
Ingersoll-Rand, Inc. (b)	31,330	1,529,217
Stanley Black & Decker, Inc.	5,070	1,039,299
Xylem, Inc.	10,290	1,234,389
		5,449,648
MEDICAL EQUIPMENT & DEVICES — 4.8%
Abbott Laboratories	35,810	4,151,453
Baxter International, Inc.	17,182	1,383,151
Becton, Dickinson and Co.	7,110	1,729,081
Boston Scientific Corp. (b)	38,100	1,629,156

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
MEDICAL EQUIPMENT & DEVICES — 4.8%, continued
Cooper Cos., Inc. (The)	1,170	$463,636
Danaher Corp.	6,410	1,720,188
DENTSPLY SIRONA, Inc.	8,810	557,321
Edwards Lifesciences Corp. (b)	5,460	565,492
Illumina, Inc. (b)	2,520	1,192,489
Medtronic plc	11,300	1,402,669
Stryker Corp.	3,720	966,196
Teleflex, Inc.	1,370	550,452
Thermo Fisher Scientific, Inc.	1,954	985,734
Waters Corp. (b)	4,800	1,658,928
		18,955,946
METALS & MINING — 0.3%
Newmont Corp.	15,870	1,005,841

OIL & GAS PRODUCERS — 2.5%
ConocoPhillips	100,657	6,130,011
Valero Energy Corp.	49,310	3,850,125
		9,980,136
OIL & GAS SERVICES & EQUIPMENT — 1.4%
Baker Hughes Co.	80,150	1,833,030
Schlumberger Ltd.	116,296	3,722,635
		5,555,665
REAL ESTATE SERVICES — 1.1%
CBRE Group, Inc. - Class A (b)	50,110	4,295,930

REITS — 4.4%
American Tower Corp.	4,760	1,285,866
AvalonBay Communities, Inc.	5,900	1,231,271
Boston Properties, Inc. (a)	6,280	719,625
Crown Castle International Corp.	4,160	811,616
Digital Realty Trust, Inc.	5,980	899,751
Equinix, Inc.	910	730,366
Equity Residential	17,370	1,337,490
Federal Realty Investment Trust (a)	5,670	664,354
Healthpeak Properties, Inc.	20,530	683,444
Host Hotels & Resorts, Inc. (b)	23,100	394,779
Iron Mountain, Inc. (a)	22,570	955,162
Kimco Realty Corp.	22,420	467,457
Prologis, Inc.	22,180	2,651,175
Public Storage	1,920	577,325
Realty Income Corp.	9,490	633,363
Regency Centers Corp.	9,230	591,366
Simon Property Group, Inc. (a)	6,629	864,952
Ventas, Inc.	10,570	603,547
Vornado Realty Trust (a)	8,900	415,363
Welltower, Inc.	9,100	756,210
		17,274,482
RETAIL - CONSUMER STAPLES — 2.4%
Costco Wholesale Corp.	3,160	1,250,317
Dollar Tree, Inc. (b)	4,230	420,885
Kroger Co. (The) (a)	20,514	785,891
Target Corp.	3,350	809,829
Walgreen Boots Alliance, Inc.	23,650	1,244,227
Walmart, Inc.	35,430	4,996,339
		9,507,488

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
RETAIL - DISCRETIONARY — 1.7%
Genuine Parts Co.	4,570	$577,968
Home Depot, Inc. (The)	6,312	2,012,834
Lowe’s Cos., Inc.	3,930	762,302
Ross Stores, Inc.	9,950	1,233,800
TJX Cos., Inc. (The)	29,130	1,963,944
		6,550,848
SEMICONDUCTORS — 3.1%
Analog Devices, Inc.	4,430	762,669
Broadcom, Inc.	3,100	1,478,204
Intel Corp.	101,848	5,717,747
Micron Technology, Inc. (b)	29,590	2,514,558
Texas Instruments, Inc.	10,140	1,949,922
		12,423,100
SOFTWARE — 1.0%
Microsoft Corp.	4,950	1,340,955
Oracle Corp.	20,392	1,587,313
salesforce.com, inc. (b)	1,770	432,358
Synopsys, Inc. (b)	2,040	562,612
		3,923,238
SPECIALTY FINANCE — 1.6%
American Express Co.	17,094	2,824,442
Capital One Financial Corp.	12,040	1,862,467
Discover Financial Services	7,820	925,028
Synchrony Financial	15,070	731,196
		6,343,133
STEEL — 0.2%
Nucor Corp. (a)	6,590	632,179

TECHNOLOGY HARDWARE — 2.1%
Cisco Systems, Inc.	98,170	5,203,010
Corning, Inc.	14,610	597,549
HP, Inc.	36,560	1,103,746
Juniper Networks, Inc.	21,720	594,042
Western Digital Corp. (b)	11,965	851,549
		8,349,896
TECHNOLOGY SERVICES — 6.0%
Accenture plc - Class A	17,800	5,247,262
Automatic Data Processing, Inc.	5,210	1,034,810
Cognizant Technology Solutions Corp. - Class A	6,500	450,190
DXC Technology Co. (b)	15,380	598,897
Fidelity National Information Services, Inc.	16,860	2,388,556
Fiserv, Inc. (b)	8,970	958,803
FleetCor Technologies, Inc. (b)	2,190	560,771
Global Payments, Inc.	7,040	1,320,282
International Business Machines Corp.	21,862	3,204,751
Mastercard, Inc. - Class A	6,940	2,533,725
Paychex, Inc.	10,194	1,093,816
S&P Global, Inc. (a)	1,620	664,929
Visa, Inc. - Class A (a)	15,730	3,677,989
		23,734,781
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.	172,856	4,974,796
Lumen Technologies, Inc. (a)	61,648	837,796
T-Mobile US, Inc. (b)	3,980	576,423

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.4%, continued
TELECOMMUNICATIONS — 3.0%, continued
Verizon Communications, Inc.	96,820	$5,424,825
		11,813,840
TRANSPORTATION & LOGISTICS — 2.6%
Alaska Air Group, Inc. (b)	9,130	550,630
American Airlines Group, Inc. (a)(b)	23,560	499,708
CSX Corp. (a)	47,400	1,520,592
Delta Air Lines, Inc. (b)	23,830	1,030,886
FedEx Corp.	1,790	534,011
J.B. Hunt Transport Services, Inc.	4,690	764,235
Norfolk Southern Corp.	2,680	711,299
Southwest Airlines Co. (b)	24,250	1,287,432
Union Pacific Corp.	9,130	2,007,961
United Airlines Holdings, Inc. (b)	12,530	655,194
United Parcel Service, Inc. - Class B	4,000	831,880
		10,393,828
TRANSPORTATION EQUIPMENT — 0.4%
PACCAR, Inc.	16,760	1,495,830

WHOLESALE - CONSUMER STAPLES — 0.3%
Sysco Corp.	13,680	1,063,620

WHOLESALE - DISCRETIONARY — 0.1%
LKQ Corp. (b)	7,740	380,963

TOTAL COMMON STOCKS (COST $288,437,614)		388,415,167

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	280,000	280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	450,000	450,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	720,000	720,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	750,000	750,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	280,000	280,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	250,000	250,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	280,000	279,440
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	450,000	450,000
TOTAL CORPORATE NOTES (COST $3,460,000)				3,459,440

	Shares	Fair Value
MONEY MARKET FUNDS — 0.7%
First American Government Obligations Fund - Class X, 0.03% (d) (COST $2,730,652)	2,730,652	$2,730,652

COLLATERAL FOR SECURITIES LOANED — 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (d)(e) (COST $20,410,782)	20,410,782	20,410,782

TOTAL INVESTMENTS - (COST $315,039,048) — 105.2%		$415,016,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2%)		(20,301,584)
NET ASSETS — 100.0%		$394,714,457

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2021 was $19,996,795 (Note 8).
(b)	Non-income producing security.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$280,000	$280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	450,000	450,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	720,000	720,000	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	750,000	750,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	280,000	280,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	250,000	250,000	0.0	%(f)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	280,000	279,440	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	450,000	450,000	0.1%
		$3,460,000	$3,459,440	0.9%

(d)	The rate shown is the 7-day effective yield as of June 30, 2021.
(e)	The security was purchased with cash collateral held from securities on loan (Note 8).
(f)	Percentage rounds to less than 0.1%.

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%
APPAREL & TEXTILE PRODUCTS — 0.8%
NIKE, Inc. - Class B	21,587	$3,334,976
VF Corp.	5,300	434,812
		3,769,788
ASSET MANAGEMENT — 0.5%
BlackRock, Inc.	2,233	1,953,808
T. Rowe Price Group, Inc.	1,940	384,062
		2,337,870
AUTOMOTIVE — 2.6%
Tesla, Inc. (a)	18,060	12,275,382

BANKING — 0.1%
SVB Financial Group (a)	800	445,144

BEVERAGES — 1.0%
Coca-Cola Co. (The)	30,210	1,634,663
PepsiCo, Inc.	19,670	2,914,504
		4,549,167
BIOTECH & PHARMA — 4.3%
AbbVie, Inc.	28,751	3,238,513
Alexion Pharmaceuticals, Inc. (a)	4,711	865,458
Amgen, Inc.	6,134	1,495,162
Biogen, Inc. (a)	1,280	443,225
Bristol-Myers Squibb Co.	28,376	1,896,084
Eli Lilly & Co.	10,580	2,428,322
Incyte Corp. (a)	4,067	342,157
Johnson & Johnson	20,108	3,312,592
Merck & Co., Inc.	24,871	1,934,218
Organon & Co. (a)	2,487	75,257
Regeneron Pharmaceuticals, Inc. (a)	2,501	1,396,908
Vertex Pharmaceuticals, Inc. (a)	5,704	1,150,097
Zoetis, Inc.	8,600	1,602,696
		20,180,689
CABLE & SATELLITE — 1.2%
Charter Communications, Inc. - Class A (a)	3,722	2,685,237
Comcast Corp. - Class A	53,294	3,038,824
		5,724,061
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	4,148	1,193,297
Dow, Inc.	8,087	511,745
Ecolab, Inc.	2,074	427,182
Linde plc	11,878	3,433,930
Sherwin-Williams Co. (The)	3,471	945,674
		6,511,828
COMMERCIAL SUPPORT SERVICES — 0.2%
Waste Management, Inc.	6,124	858,034

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	8,283	671,089

DIVERSIFIED INDUSTRIALS — 0.4%
Emerson Electric Co.	3,470	333,953
Illinois Tool Works, Inc. (b)	5,784	1,293,071
		1,627,024
E-COMMERCE DISCRETIONARY — 6.7%
Amazon.com, Inc. (a)	8,700	29,929,392

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
E-COMMERCE DISCRETIONARY — 6.7%, continued
eBay, Inc.	10,955	$769,151
Etsy, Inc. (a)	3,530	726,615
		31,425,158
ELECTRIC UTILITIES — 0.3%
Eversource Energy	6,420	515,141
NextEra Energy, Inc.	11,334	830,555
		1,345,696
ELECTRICAL EQUIPMENT — 1.2%
AMETEK, Inc.	2,500	333,750
Amphenol Corp. - Class A	7,872	538,524
Carrier Global Corp.	9,910	481,626
Generac Holdings, Inc. (a)	1,590	660,088
Keysight Technologies, Inc. (a)	4,941	762,940
Otis Worldwide Corp.	5,220	426,839
Rockwell Automation, Inc.	2,298	657,274
Roper Technologies, Inc.	1,699	798,870
TE Connectivity Ltd.	5,030	680,106
Trane Technologies plc	2,180	401,425
		5,741,442
ENGINEERING & CONSTRUCTION — 0.0% (c)
Quanta Services, Inc.	860	77,890

ENTERTAINMENT CONTENT — 0.6%
Activision Blizzard, Inc.	14,420	1,376,245
Electronic Arts, Inc.	5,055	727,060
Walt Disney Co. (The) (a)	2,553	448,741
		2,552,046
FOOD — 0.1%
General Mills, Inc.	8,970	546,542

GAS & WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,780	582,611

HEALTH CARE FACILITIES & SERVICES — 2.2%
AmerisourceBergen Corp.	2,960	338,890
Anthem, Inc.	1,300	496,340
Catalent, Inc. (a)	2,980	322,197
Cigna Corp.	1,440	341,381
DaVita, Inc. (a)	5,090	612,989
HCA Healthcare, Inc.	2,590	535,457
Henry Schein, Inc. (a)	8,130	603,165
Humana, Inc.	1,060	469,283
IQVIA Holdings, Inc. (a)	2,768	670,742
Laboratory Corp. of America Holdings (a)	1,440	397,224
McKesson Corp.	3,370	644,479
UnitedHealth Group, Inc.	11,450	4,585,038
		10,017,185
HOME CONSTRUCTION — 0.2%
D.R. Horton, Inc.	6,078	549,269
Masco Corp.	8,006	471,633
		1,020,902
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	6,461	550,606
Colgate-Palmolive Co.	9,857	801,867
Estée Lauder Cos., Inc. (The) - Class A	3,409	1,084,335

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
HOUSEHOLD PRODUCTS — 1.3%, continued
Procter & Gamble Co. (The)	26,417	$3,564,446
		6,001,254
INDUSTRIAL SUPPORT SERVICES — 0.3%
Fastenal Co.	11,534	599,768
United Rentals, Inc. (a)	1,490	475,325
W.W. Grainger, Inc.	1,230	538,740
		1,613,833
INSTITUTIONAL FINANCIAL SERVICES — 0.3%
Intercontinental Exchange, Inc.	8,731	1,036,370
Nasdaq, Inc.	2,270	399,066
		1,435,436
INSURANCE — 0.4%
Marsh & McLennan Cos., Inc.	8,240	1,159,203
Progressive Corp. (The)	7,258	712,808
		1,872,011
INTERNET MEDIA & SERVICES — 12.9%
Alphabet, Inc. - Class A (a)	5,155	12,587,428
Alphabet, Inc. - Class C (a)	7,156	17,935,226
Booking Holdings, Inc. (a)	445	973,700
Expedia Group, Inc. (a)	2,340	383,081
Facebook, Inc. - Class A (a)	60,385	20,996,468
Netflix, Inc. (a)	10,752	5,679,314
Twitter, Inc. (a)	19,770	1,360,374
		59,915,591
LEISURE FACILITIES & SERVICES — 1.0%
Chipotle Mexican Grill, Inc. (a)	617	956,560
Domino’s Pizza, Inc.	1,410	657,751
McDonald’s Corp.	4,737	1,094,200
Starbucks Corp.	14,692	1,642,712
Yum! Brands, Inc.	2,804	322,544
		4,673,767
MACHINERY — 0.6%
Deere & Co.	6,786	2,393,490
Xylem, Inc.	3,320	398,267
		2,791,757
MEDICAL EQUIPMENT & DEVICES — 5.3%
Abbott Laboratories	23,826	2,762,148
Agilent Technologies, Inc.	8,185	1,209,825
Align Technology, Inc. (a)	1,711	1,045,421
Bio-Rad Laboratories, Inc. - Class A (a)	1,000	644,290
Cooper Cos., Inc. (The)	1,161	460,070
Danaher Corp.	14,004	3,758,113
DexCom, Inc. (a)	2,750	1,174,250
Edwards Lifesciences Corp. (a)	7,610	788,168
Hologic, Inc. (a)	6,559	437,617
IDEXX Laboratories, Inc. (a)	2,060	1,300,993
Illumina, Inc. (a)	2,758	1,305,113
Mettler-Toledo International, Inc. (a)	960	1,329,926
PerkinElmer, Inc.	4,400	679,404
ResMed, Inc.	3,458	852,466
Thermo Fisher Scientific, Inc.	10,795	5,445,754
Waters Corp. (a)	1,646	568,874
West Pharmaceutical Services, Inc.	2,490	894,159
		24,656,591

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
METALS & MINING — 0.1%
Newmont Corp.	6,860	$434,787

REAL ESTATE SERVICES — 0.3%
CBRE Group, Inc. - Class A (a)	17,813	1,527,108

REITS — 1.3%
American Tower Corp.	5,412	1,461,998
Crown Castle International Corp.	6,699	1,306,975
Equinix, Inc.	1,687	1,353,986
Extra Space Storage, Inc.	2,720	445,590
Prologis, Inc.	3,257	389,309
Public Storage	2,570	772,773
SBA Communications Corp.	1,668	531,592
		6,262,223
RENEWABLE ENERGY — 0.1%
Enphase Energy, Inc. (a)	3,550	651,886

RETAIL - CONSUMER STAPLES — 1.3%
Costco Wholesale Corp.	5,743	2,272,333
Dollar General Corp.	7,323	1,584,624
Target Corp.	8,164	1,973,565
		5,830,522
RETAIL - DISCRETIONARY — 3.0%
AutoZone, Inc. (a)	469	699,851
Home Depot, Inc. (The)	21,556	6,873,993
L Brands, Inc.	10,790	777,527
Lowe’s Cos., Inc.	14,179	2,750,301
O’Reilly Automotive, Inc. (a)	1,750	990,868
Ross Stores, Inc.	5,575	691,300
TJX Cos., Inc. (The)	6,093	410,790
Tractor Supply Co.	2,070	385,144
Ulta Beauty, Inc. (a)	1,070	369,974
		13,949,748
SEMICONDUCTORS — 8.0%
Advanced Micro Devices, Inc. (a)	29,581	2,778,543
Analog Devices, Inc. (b)	4,104	706,545
Applied Materials, Inc.	25,316	3,604,998
Broadcom, Inc.	6,519	3,108,520
KLA Corp.	4,142	1,342,878
Lam Research Corp.	3,673	2,390,021
Maxim Integrated Products, Inc.	3,430	361,385
Microchip Technology, Inc.	4,320	646,877
Monolithic Power Systems, Inc.	1,810	675,945
NVIDIA Corp.	15,309	12,248,731
NXP Semiconductors N.V. (b)	1,050	216,006
Qorvo, Inc. (a)	3,680	719,992
QUALCOMM, Inc.	28,060	4,010,616
Teradyne, Inc.	4,540	608,178
Texas Instruments, Inc.	15,207	2,924,306
Xilinx, Inc.	6,539	945,801
		37,289,342
SOFTWARE — 16.9%
Adobe, Inc. (a)	14,127	8,273,336
Akamai Technologies, Inc. (a)	4,310	502,546
ANSYS, Inc. (a)	2,628	912,074
Autodesk, Inc. (a)	7,056	2,059,646

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
SOFTWARE — 16.9%, continued
Cadence Design Systems, Inc. (a)	11,834	$1,619,128
Citrix Systems, Inc.	2,932	343,836
Fortinet, Inc. (a)	4,150	988,488
Intuit, Inc.	8,000	3,921,360
Microsoft Corp.	168,288	45,589,219
Oracle Corp.	28,780	2,240,235
Paycom Software, Inc. (a)	1,270	461,607
PTC, Inc. (a)	2,960	418,130
salesforce.com, inc. (a)	25,477	6,223,267
ServiceNow, Inc. (a)	5,223	2,870,300
Synopsys, Inc. (a)	6,470	1,784,361
Tyler Technologies, Inc. (a)	1,360	615,223
		78,822,756
TECHNOLOGY HARDWARE — 10.8%
Apple, Inc.	351,448	48,134,318
Arista Networks, Inc. (a)	1,860	673,896
Cisco Systems, Inc.	7,030	372,590
Corning, Inc.	8,980	367,282
F5 Networks, Inc. (a)(b)	610	113,863
Zebra Technologies Corp. - Class A (a)	1,267	670,864
		50,332,813
TECHNOLOGY SERVICES — 8.5%
Accenture plc - Class A	18,389	5,420,893
Automatic Data Processing, Inc.	7,780	1,545,264
Broadridge Financial Solutions, Inc.	2,596	419,332
Cognizant Technology Solutions Corp. - Class A	4,970	344,222
Fidelity National Information Services, Inc.	4,440	629,015
Fiserv, Inc. (a)	9,656	1,032,130
Gartner, Inc. (a)	1,430	346,346
Global Payments, Inc.	1,150	215,671
IHS Markit Ltd.	6,627	746,598
Jack Henry & Associates, Inc. (b)	3,810	622,973
MarketAxess Holdings, Inc.	960	445,046
Mastercard, Inc. - Class A	16,976	6,197,768
Moody’s Corp.	3,375	1,222,999
MSCI, Inc.	1,797	957,945
PayPal Holdings, Inc. (a)	33,047	9,632,539
S&P Global, Inc.	6,654	2,731,134
Verisk Analytics, Inc.	3,035	530,275
Visa, Inc. - Class A (b)	27,913	6,526,618
		39,566,768

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
TELECOMMUNICATIONS — 0.3%
T-Mobile US, Inc. (a)	8,780	$1,271,607

TRANSPORTATION & LOGISTICS — 1.9%
CSX Corp. (b)	28,911	927,465
FedEx Corp.	4,000	1,193,320
J.B. Hunt Transport Services, Inc.	2,270	369,896
Norfolk Southern Corp.	2,169	575,674
Old Dominion Freight Line, Inc.	4,700	1,192,860
Union Pacific Corp.	8,661	1,904,814
United Parcel Service, Inc. - Class B	13,705	2,850,229
		9,014,258
WHOLESALE - DISCRETIONARY — 0.3%
Copart, Inc. (a)	5,108	673,388
Pool Corp.	1,190	545,805
		1,219,193
TOTAL COMMON STOCKS (COST $195,298,335)		461,392,799

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (d)	2.000%	06/15/22	550,000	550,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/15/23	900,000	900,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/23	200,000	200,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/14/24	520,000	520,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	06/17/24	550,000	550,000
Calvert Social Investment Foundation, Inc. (d)	3.000%	12/15/24	150,000	150,000
Calvert Social Investment Foundation, Inc. (d)	2.500%	06/13/25	670,000	668,660
Calvert Social Investment Foundation, Inc. (d)	2.500%	12/15/25	500,000	500,000
TOTAL CORPORATE NOTES (COST $4,040,000)				4,038,660

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 0.03% (e) (COST $874,024)	874,024	$874,024

COLLATERAL FOR SECURITIES LOANED — 1.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (e)(f) (COST $8,648,968)	8,648,968	8,648,968

TOTAL INVESTMENTS - (COST $208,861,327) — 101.8%		$474,954,451
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8%)		(8,545,766)
NET ASSETS — 100.0%		$466,408,685

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2021 was $8,412,307 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	$550,000	$550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	900,000	900,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	200,000	200,000	0.1%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	520,000	520,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	550,000	550,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	150,000	150,000	0.0	%(c)
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	670,000	668,660	0.2%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	500,000	500,000	0.1%
		$4,040,000	$4,038,660	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2021.
(f)	The security was purchased with cash collateral held from securities on loan (Note 8).

plc	— Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%
ADVERTISING & MARKETING — 0.1%
QuinStreet, Inc. (a)	7,790	$144,738

AEROSPACE & DEFENSE — 0.1%
Barnes Group, Inc.	2,800	143,500

APPAREL & TEXTILE PRODUCTS — 1.4%
Fossil Group, Inc. (a)	15,270	218,055
Kontoor Brands, Inc.	7,330	413,485
Movado Group, Inc.	6,810	214,311
Oxford Industries, Inc.	3,465	342,481
Steven Madden Ltd.	11,935	522,276
Wolverine World Wide, Inc.	13,500	454,140
		2,164,748
ASSET MANAGEMENT — 0.7%
B. Riley Financial, Inc. (b)	2,440	184,220
Blucora, Inc. (a)	15,340	265,535
Boston Private Financial Holdings, Inc.	17,290	255,028
BrightSphere Investment Group, Inc.	7,030	164,713
Virtus Investment Partners, Inc.	920	255,548
		1,125,044
AUTOMOTIVE — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	12,360	127,926
Dorman Products, Inc. (a)	4,390	455,111
Gentherm, Inc. (a)	4,820	342,461
Methode Electronics, Inc. (b)	8,170	402,046
Standard Motor Products, Inc.	3,290	142,622
		1,470,166
BANKING — 10.6%
Allegiance Bancshares, Inc.	6,260	240,634
Ameris Bancorp	10,274	520,173
Axos Financial, Inc. (a)	8,590	398,490
Banc of California, Inc.	10,340	181,364
Bancorp, Inc. (The) (a)	4,790	110,218
BankUnited, Inc.	9,140	390,187
Banner Corp.	6,070	329,055
Berkshire Hills Bancorp, Inc.	14,650	401,556
Brookline Bancorp, Inc.	12,520	187,174
Cadence BanCorp.	22,220	463,954
Capitol Federal Financial, Inc.	4,800	56,544
Central Pacific Financial Corp.	11,560	301,254
City Holding Co.	2,750	206,910
Columbia Banking System, Inc.	7,680	296,141
Community Bank System, Inc.	7,080	535,602
Customers Bancorp, Inc. (a)	6,950	270,980
CVB Financial Corp.	7,960	163,896
Dime Community Bancshares, Inc.	5,009	168,403
Eagle Bancorp, Inc.	5,790	324,703
FB Financial Corp.	3,776	140,920
First BanCorp.	38,970	464,522
First Commonwealth Financial Corp.	17,510	246,366
First Financial Bancorp	15,720	371,464
First Hawaiian, Inc.	14,590	413,481
First Midwest Bancorp, Inc.	18,900	374,787
Flagstar Bancorp, Inc.	6,160	260,383
Great Western Bancorp, Inc.	11,480	376,429
Hanmi Financial Corp.	9,870	188,122
Heritage Financial Corp.	6,310	157,876

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
BANKING — 10.6%, continued
Hilltop Holdings, Inc. (b)	6,640	$241,696
HomeStreet, Inc.	5,810	236,699
Hope Bancorp, Inc.	22,210	314,938
Independent Bank Corp. (b)	5,580	421,290
Independent Bank Group, Inc.	4,980	368,420
Meta Financial Group, Inc.	6,750	341,752
National Bank Holdings Corp. - Class A	6,570	247,952
NBT Bancorp, Inc.	7,000	251,790
Northfield Bancorp, Inc.	7,460	122,344
Northwest Bancshares, Inc.	15,930	217,285
OFG Bancorp	7,240	160,149
Old National Bancorp	29,470	518,967
Pacific Premier Bancorp, Inc. (b)	15,026	635,450
Park National Corp. (b)	2,050	240,711
Preferred Bank	2,910	184,116
Provident Financial Services, Inc. (b)	9,430	215,853
Renasant Corp.	6,090	243,600
S&T Bancorp, Inc.	5,970	186,861
Seacoast Banking Corp. of Florida (b)	8,510	290,616
ServisFirst Bancshares, Inc.	10,670	725,347
Simmons First National Corp. - Class A (b)	11,420	335,063
Southside Bancshares, Inc.	4,987	190,653
Triumph Bancorp, Inc. (a)	5,040	374,220
TrustCo Bank Corp.	4,766	163,855
United Community Banks, Inc.	12,060	386,041
Veritex Holdings, Inc.	13,050	462,100
WSFS Financial Corp.	5,460	254,381
		16,873,737
BEVERAGES — 0.6%
Celsius Holdings, Inc. (a)	4,470	340,122
Coca-Cola Consolidated, Inc.	830	333,768
National Beverage Corp.	4,440	209,701
		883,591
BIOTECH & PHARMA — 1.9%
Coherus Biosciences, Inc. (a)(b)	11,690	161,673
Collegium Pharmaceutical, Inc. (a)	9,560	225,998
Cytokinetics, Inc. (a)(b)	10,200	201,858
Eagle Pharmaceuticals, Inc. (a)	3,150	134,820
Enanta Pharmaceuticals, Inc. (a)	4,780	210,368
Endo International plc (a)	31,780	148,730
Heska Corp. (a)(b)	1,950	447,974
Innoviva, Inc. (a)(b)	11,970	160,518
Organogenesis Holdings, Inc. (a)	14,360	238,663
Pacira BioSciences, Inc. (a)	4,700	285,196
REGENXBIO, Inc. (a)	5,140	199,689
Supernus Pharmaceuticals, Inc. (a)	10,380	319,600
Vanda Pharmaceuticals, Inc. (a)	10,890	234,244
		2,969,331
CHEMICALS — 3.3%
AdvanSix, Inc. (a)	4,140	123,621
Balchem Corp.	5,600	735,056
FutureFuel Corp.	18,910	181,536
GCP Applied Technologies, Inc. (a)	6,470	150,492
H.B. Fuller Co.	10,240	651,366
Innospec, Inc.	1,970	178,502
Materion Corp.	2,060	155,221
Quaker Chemical Corp. (b)	2,730	647,529

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
CHEMICALS — 3.3%, continued
Rogers Corp. (a)	3,610	$724,888
Stepan Co.	3,960	476,269
Trinseo S.A.	9,710	581,046
WD-40 Co. (b)	2,500	640,725
		5,246,251
COMMERCIAL SUPPORT SERVICES — 3.4%
ABM Industries, Inc.	13,350	592,072
AMN Healthcare Services, Inc. (a)	9,180	890,276
Brady Corp. - Class A	18,370	1,029,455
CorVel Corp. (a)	2,390	320,977
Harsco Corp. (a)	14,500	296,090
Heidrick & Struggles International, Inc.	6,300	280,665
Kelly Services, Inc. - Class A (a)	11,930	285,962
Korn Ferry	8,880	644,244
TrueBlue, Inc. (a)	7,400	208,014
UniFirst Corp.	1,790	420,006
US Ecology, Inc. (a)	5,630	211,238
Viad Corp. (a)	5,500	274,175
		5,453,174
CONSTRUCTION MATERIALS — 0.1%
Apogee Enterprises, Inc. (b)	4,720	192,246

CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	5,580	158,137
Medifast, Inc.	1,800	509,364
Perdoceo Education Corp. (a)(b)	16,740	205,400
Regis Corp. (a)(b)	18,070	169,135
		1,042,036
CONTAINERS & PACKAGING — 0.4%
Myers Industries, Inc.	10,200	214,200
O-I Glass, Inc. (a)(b)	22,780	371,997
		586,197
E-COMMERCE DISCRETIONARY — 0.4%
Liquidity Services, Inc. (a)	12,680	322,706
PetMed Express, Inc.	8,210	261,489
		584,195
ELECTRIC UTILITIES — 0.4%
Avista Corp.	10,420	444,621
Unitil Corp.	4,000	211,880
		656,501
ELECTRICAL EQUIPMENT — 3.2%
AAON, Inc. (b)	8,190	512,612
Advanced Energy Industries, Inc. (b)	6,290	708,946
Alarm.com Holdings, Inc. (a)	7,330	620,851
Badger Meter, Inc.	6,300	618,156
FARO Technologies, Inc. (a)	5,290	411,403
Itron, Inc. (a)(b)	8,320	831,834
Mesa Laboratories, Inc.	1,460	395,908
OSI Systems, Inc. (a)	2,550	259,182
SPX Corp. (a)	7,870	480,700
Watts Water Technologies, Inc. - Class A	1,820	265,556
		5,105,148
ENGINEERING & CONSTRUCTION — 1.3%
Arcosa, Inc.	5,970	350,678
Comfort Systems USA, Inc.	5,920	466,437

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
ENGINEERING & CONSTRUCTION — 1.3%, continued
Exponent, Inc.	5,980	$533,476
Granite Construction, Inc. (b)	7,530	312,721
Installed Building Products, Inc. (b)	3,410	417,247
		2,080,559
ENTERTAINMENT CONTENT — 0.2%
AMC Networks, Inc. - Class A (a)(b)	4,380	292,584

FOOD — 0.7%
B&G Foods, Inc. (b)	10,010	328,328
J & J Snack Foods Corp.	690	120,343
Simply Good Foods Co. (The) (a)	10,360	378,244
USANA Health Sciences, Inc. (a)(b)	2,410	246,856
		1,073,771
FORESTRY, PAPER & WOOD PRODUCTS — 1.2%
Boise Cascade Co.	7,010	409,034
Domtar Corp. (a)	2,620	143,995
Glatfelter Corp.	11,660	162,890
Mercer International, Inc.	15,200	193,800
Neenah, Inc.	6,890	345,671
UFP Industries, Inc.	9,070	674,264
		1,929,654
GAS & WATER UTILITIES — 1.4%
American States Water Co.	5,740	456,674
California Water Service Group	16,020	889,751
South Jersey Industries, Inc. (b)	35,740	926,738
		2,273,163
HEALTH CARE FACILITIES & SERVICES — 3.9%
Addus HomeCare Corp. (a)	2,750	239,910
Community Health Systems, Inc. (a)(b)	11,490	177,405
Covetrus, Inc. (a)(b)	14,650	395,550
Ensign Group, Inc. (The)	8,010	694,227
Fulgent Genetics, Inc. (a)(b)	2,920	269,312
Hanger, Inc. (a)	9,460	239,149
Joint Corp. (The) (a)(b)	3,290	276,097
Magellan Health, Inc. (a)(b)	4,370	411,654
MEDNAX, Inc. (a)	9,330	281,299
ModivCare, Inc. (a)	1,030	175,172
NeoGenomics, Inc. (a)	17,840	805,833
Owens & Minor, Inc. (b)	12,410	525,315
Pennant Group, Inc. (The) (a)	4,650	190,185
Prestige Consumer Healthcare, Inc. (a)	2,260	117,746
RadNet, Inc. (a)	11,320	381,371
Select Medical Holdings Corp.	16,840	711,658
U.S. Physical Therapy, Inc.	2,080	241,010
		6,132,893
HOME & OFFICE PRODUCTS — 0.5%
HNI Corp.	3,860	169,724
iRobot Corp. (a)(b)	4,050	378,229
Tupperware Brands Corp. (a)	12,090	287,138
		835,091
HOME CONSTRUCTION — 2.3%
American Woodmark Corp. (a)	2,505	204,633
Cavco Industries, Inc. (a)	1,500	333,285
Century Communities, Inc.	2,590	172,339
Interface, Inc.	24,160	369,648

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
HOME CONSTRUCTION — 2.3%, continued
LGI Homes, Inc. (a)(b)	3,980	$644,521
M/I Homes, Inc. (a)	3,510	205,932
MDC Holdings, Inc.	10,555	534,083
Meritage Homes Corp. (a)	6,110	574,829
Patrick Industries, Inc.	4,460	325,580
PGT Innovations, Inc. (a)	9,950	231,138
		3,595,988
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	2,180	115,388
Clearwater Paper Corp. (a)	6,100	176,717
e.l.f. Beauty, Inc. (a)	8,410	228,247
Inter Parfums, Inc.	2,400	172,800
Quanex Building Products Corp.	11,930	296,341
		989,493
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.8%
AZZ, Inc.	7,130	369,191
Chart Industries, Inc. (a)(b)	4,830	706,726
Gibraltar Industries, Inc. (a)	5,860	447,177
Insteel Industries, Inc.	5,610	180,361
Proto Labs, Inc. (a)	4,900	449,820
Raven Industries, Inc.	9,680	559,988
Standex International Corp.	2,030	192,667
		2,905,930
INDUSTRIAL SUPPORT SERVICES — 1.1%
Applied Industrial Technologies, Inc.	8,380	763,083
DXP Enterprises, Inc. (a)	5,460	181,818
Resideo Technologies, Inc. (a)	24,870	746,100
		1,691,001
INSTITUTIONAL FINANCIAL SERVICES — 0.4%
Piper Sandler Cos.	3,730	483,259
StoneX Group, Inc. (a)	2,410	146,215
		629,474
INSURANCE — 1.7%
Ambac Financial Group, Inc. (a)	8,260	129,352
American Equity Investment Life Holding Co.	9,790	316,413
Assured Guaranty Ltd.	6,380	302,922
eHealth, Inc. (a)(b)	4,420	258,128
Employers Holdings, Inc.	3,240	138,672
Genworth Financial, Inc. - Class A (a)	56,590	220,701
NMI Holdings, Inc. - Class A (a)	14,580	327,758
Palomar Holdings, Inc. (a)	2,530	190,914
ProAssurance Corp. (b)	9,820	223,405
Trupanion, Inc. (a)(b)	5,770	664,127
		2,772,392
INTERNET MEDIA & SERVICES — 0.8%
HealthStream, Inc. (a)	5,690	158,979
Shutterstock, Inc.	3,610	354,394
Stamps.com, Inc. (a)	2,760	552,800
TechTarget, Inc. (a)	2,580	199,924
		1,266,097
LEISURE FACILITIES & SERVICES — 1.6%
Bloomin’ Brands, Inc. (a)	12,830	348,206
Brinker International, Inc. (a)(b)	6,840	423,054
Cheesecake Factory, Inc. (The) (a)(b)	5,670	307,201
Chuy’s Holdings, Inc. (a)	3,470	129,292

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
LEISURE FACILITIES & SERVICES — 1.6%, continued
Dave & Buster’s Entertainment, Inc. (a)	9,280	$376,768
Dine Brands Global, Inc. (a)	1,590	141,907
Red Robin Gourmet Burgers, Inc. (a)(b)	4,490	148,664
Shake Shack, Inc. - Class A (a)(b)	5,830	623,927
		2,499,019
LEISURE PRODUCTS — 0.5%
LCI Industries (b)	4,750	624,245
Winnebago Industries, Inc. (b)	3,720	252,811
		877,056
MACHINERY — 3.0%
Alamo Group, Inc.	1,800	274,824
Astec Industries, Inc.	4,300	270,642
CIRCOR International, Inc. (a)	4,280	139,528
Enerpac Tool Group Corp.	7,300	194,326
ESCO Technologies, Inc.	3,760	352,726
Federal Signal Corp.	5,840	234,943
Franklin Electric Co., Inc.	6,300	507,906
Hillenbrand, Inc.	16,630	733,050
John Bean Technologies Corp.	5,325	759,452
Lindsay Corp.	3,140	518,979
SPX FLOW, Inc. (b)	7,180	468,423
Tennant Co.	3,800	303,430
		4,758,229
MEDICAL EQUIPMENT & DEVICES — 3.5%
Cardiovascular Systems, Inc. (a)	8,070	344,185
CONMED Corp.	3,030	416,413
Glaukos Corp. (a)	7,100	602,293
Integer Holdings Corp. (a)(b)	4,160	391,872
Lantheus Holdings, Inc. (a)	10,653	294,449
LeMaitre Vascular, Inc.	2,750	167,805
Luminex Corp. (b)	9,470	348,496
Meridian Bioscience, Inc. (a)(b)	8,520	188,974
Merit Medical Systems, Inc. (a)	8,020	518,573
Myriad Genetics, Inc. (a)(b)	13,280	406,102
Omnicell, Inc. (a)(b)	6,130	928,389
OraSure Technologies, Inc. (a)(b)	14,440	146,422
Tactile Systems Technology, Inc. (a)	3,830	199,160
Varex Imaging Corp. (a)	8,210	220,192
Vericel Corp. (a)	6,480	340,200
		5,513,525
METALS & MINING — 0.7%
Arconic Corp. (a)(b)	14,750	525,395
Century Aluminum Co. (a)	4,810	62,001
Encore Wire Corp.	3,690	279,665
Kaiser Aluminum Corp. (b)	1,740	214,873
		1,081,934
OIL & GAS PRODUCERS — 0.9%
Penn Virginia Corp. (a)	14,370	339,276
Range Resources Corp. (a)(b)	67,090	1,124,428
		1,463,704
OIL & GAS SERVICES & EQUIPMENT — 2.0%
Core Laboratories N.V.	39,490	1,538,135
DMC Global, Inc. (a)	3,490	196,173
Matrix Service Co. (a)	107,330	1,126,965
NOW, Inc. (a)	19,710	187,048

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
OIL & GAS SERVICES & EQUIPMENT — 2.0%, continued
U.S. Silica Holdings, Inc. (a)	16,680	$192,821
		3,241,142
PUBLISHING & BROADCASTING — 0.6%
E.W. Scripps Co. (The) - Class A	9,180	187,180
Gannett Co., Inc. (a)	44,487	244,234
Meredith Corp. (a)	5,370	233,273
Scholastic Corp.	8,410	318,655
		983,342
REAL ESTATE OWNERS & DEVELOPERS — 0.1%
St. Joe Co. (The)	5,140	229,295

REAL ESTATE SERVICES — 0.8%
Investors Real Estate Trust	3,050	240,645
Marcus & Millichap, Inc. (a)	3,450	134,101
RE/MAX Holdings, Inc. - Class A	4,650	154,985
Realogy Holdings Corp. (a)	40,150	731,533
		1,261,264
REITS — 8.5%
Acadia Realty Trust	17,540	385,178
Agree Realty Corp. (b)	9,030	636,525
Alexander & Baldwin, Inc.	14,570	266,922
American Assets Trust, Inc.	6,220	231,944
Armada Hoffler Properties, Inc.	12,440	165,328
ARMOUR Residential REIT, Inc.	16,350	186,717
Brandywine Realty Trust (b)	55,840	765,566
CareTrust REIT, Inc.	12,440	288,981
Chatham Lodging Trust (a)	14,320	184,298
Community Healthcare Trust, Inc.	2,550	121,023
DiamondRock Hospitality Co. (a)	41,780	405,266
Diversified Healthcare Trust	65,960	275,713
Easterly Government Properties, Inc. (b)	9,670	203,844
Essential Properties Realty Trust, Inc.	14,970	404,789
Four Corners Property Trust, Inc.	7,800	215,358
Franklin Street Properties Corp.	32,340	170,108
Getty Realty Corp.	8,140	253,561
Global Net Lease, Inc.	16,180	299,330
Hersha Hospitality Trust (a)	18,960	204,010
Independence Realty Trust, Inc.	16,080	293,138
Industrial Logistics Properties Trust	9,300	243,102
Innovative Industrial Properties, Inc. (b)	3,480	664,750
iStar, Inc.	14,210	294,573
Kite Realty Group Trust (b)	10,900	239,909
Lexington Realty Trust (b)	32,120	383,834
LTC Properties, Inc.	7,200	276,408
Mack-Cali Realty Corp.	14,240	244,216
Matson, Inc.	6,440	412,160
Office Properties Income Trust	8,140	238,583
Retail Opportunity Investments Corp.	22,870	403,884
Retail Properties of America, Inc. - Class A	45,460	520,517
RPT Realty	19,470	252,721
Safehold, Inc. (a)	3,430	269,255
Saul Centers, Inc.	3,420	155,439
Service Properties Trust	28,290	356,454
SITE Centers Corp.	26,930	405,566
Summit Hotel Properties, Inc. (b)	24,240	226,159
Tanger Factory Outlet Centers, Inc. (b)	19,350	364,748
Two Harbors Investment Corp.	31,850	240,786

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
REITS — 8.5%, continued
Uniti Group, Inc.	35,680	$377,851
Universal Health Realty Income Trust	3,390	208,655
Urstadt Biddle Properties, Inc. - Class A	6,000	116,280
Washington Real Estate Investment Trust (b)	9,510	218,730
Xenia Hotel & Resorts, Inc. (a)(b)	18,240	341,635
		13,413,814
RENEWABLE ENERGY — 0.3%
Green Plains, Inc. (a)	3,630	122,040
Renewable Energy Group, Inc. (a)	5,840	364,066
		486,106
RETAIL - CONSUMER STAPLES — 0.5%
Big Lots, Inc. (b)	5,740	378,897
PriceSmart, Inc.	2,690	244,817
SpartanNash Co. (b)	9,200	177,652
		801,366
RETAIL - DISCRETIONARY — 7.4%
Abercrombie & Fitch Co. - Class A (a)	13,550	629,127
America’s Car-Mart, Inc. (a)	870	123,296
Asbury Automotive Group, Inc. (a)(b)	3,100	531,247
Bed Bath & Beyond, Inc. (a)(b)	19,560	651,152
Boot Barn Holdings, Inc. (a)	4,560	383,268
Buckle, Inc. (The) (b)	5,380	267,655
Caleres, Inc. (b)	10,210	278,631
Chico’s FAS, Inc. (a)	40,780	268,332
Children’s Place, Inc. (The) (a)(b)	4,250	395,505
Designer Brands, Inc. - Class A (a)	11,180	185,029
Ethan Allen Interiors, Inc. (b)	16,450	454,020
GameStop Corp. - Class A (a)(b)	8,560	1,833,038
Genesco, Inc. (a)	3,300	210,144
GMS, Inc. (a)	7,050	339,387
Group 1 Automotive, Inc.	3,050	471,012
Guess?, Inc. (b)	9,260	244,464
Hibbett, Inc. (a)	5,140	460,698
La-Z-Boy, Inc.	6,970	258,169
Lumber Liquidators Holdings, Inc. (a)	8,400	177,240
Macy’s, Inc. (a)(b)	66,210	1,255,342
MarineMax, Inc. (a)(b)	3,780	184,237
Monro, Inc.	6,250	396,938
ODP Corp. (The) (a)	7,677	368,573
Sally Beauty Holdings, Inc. (a)(b)	15,060	332,374
Signet Jewelers Ltd. (a)(b)	2,170	175,314
Sleep Number Corp. (a)(b)	4,070	447,497
Sonic Automotive, Inc. - Class A	4,410	197,303
Zumiez, Inc. (a)	4,180	204,778
		11,723,770
SEMICONDUCTORS — 3.3%
Axcelis Technologies, Inc. (a)	7,890	318,914
CEVA, Inc. (a)	4,260	201,498
Cohu, Inc. (a)(b)	7,270	267,463
CTS Corp.	6,010	223,331
Diodes, Inc. (a)	6,230	496,967
FormFactor, Inc. (a)(b)	11,450	417,467
Kulicke & Soffa Industries, Inc. (b)	9,850	602,820
MaxLinear, Inc. (a)	8,600	365,414
Onto Innovation, Inc. (a)(b)	10,847	792,265
Photronics, Inc. (a)	16,690	220,475

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
SEMICONDUCTORS — 3.3%, continued
Power Integrations, Inc. (b)	6,080	$498,925
Rambus, Inc. (a)	13,445	318,781
Ultra Clean Holdings, Inc. (a)	5,050	271,286
Veeco Instruments, Inc. (a)(b)	8,620	207,225
		5,202,831
SOFTWARE — 3.1%
Agilysys, Inc. (a)	6,190	352,025
Allscripts Healthcare Solutions, Inc. (a)(b)	16,430	304,119
BM Technologies, Inc. (a)(c)	1,069	13,298
Bottomline Technologies (de), Inc. (a)	5,810	215,435
Digi International, Inc. (a)	11,930	239,912
Donnelley Financial Solutions, Inc. (a)	6,550	216,150
Ebix, Inc.	7,800	264,420
LivePerson, Inc. (a)(b)	9,500	600,780
MicroStrategy, Inc. - Class A (a)(b)	1,230	817,335
NextGen Healthcare, Inc. (a)	9,550	158,435
PDF Solutions, Inc. (a)	9,190	167,074
Progress Software Corp.	6,410	296,463
Simulations Plus, Inc.	4,400	241,604
SPS Commerce, Inc. (a)	5,620	561,157
Tabula Rasa HealthCare, Inc. (a)(b)	4,720	236,000
Xperi Holding Corp.	13,121	291,811
		4,976,018
SPECIALTY FINANCE — 2.7%
Apollo Commercial Real Estate Finance, Inc.	31,690	505,455
Capstead Mortgage Corp.	27,500	168,850
Deluxe Corp.	8,680	414,644
Encore Capital Group, Inc. (a)	4,100	194,299
Enova International, Inc. (a)	7,260	248,365
Granite Point Mortgage Trust, Inc.	14,530	214,317
Invesco Mortgage Capital, Inc.	43,621	170,122
KKR Real Estate Finance Trust, Inc. (b)	6,670	144,272
Mr. Cooper Group, Inc. (a)(b)	10,090	333,575
New York Mortgage Trust, Inc.	75,880	339,184
PennyMac Mortgage Investment Trust	15,630	329,168
PRA Group, Inc. (a)(b)	6,920	266,212
Redwood Trust, Inc.	19,810	239,107
Stewart Information Services Corp.	3,830	217,123
Walker & Dunlop, Inc.	4,340	453,009
		4,237,702
TECHNOLOGY HARDWARE — 4.4%
3D Systems Corp. (a)	17,100	683,487
ADTRAN, Inc.	14,390	297,154
Benchmark Electronics, Inc.	7,800	221,988
CalAmp Corp. (a)	10,560	134,323
Comtech Telecommunications Corp.	9,150	221,064
Daktronics, Inc. (a)	23,460	154,602
Diebold Nixdorf, Inc. (a)	9,000	115,560
Extreme Networks, Inc. (a)	29,990	334,688
Fabrinet (a)	6,770	649,040
Harmonic, Inc. (a)	17,410	148,333
Knowles Corp. (a)(b)	18,120	357,689
NETGEAR, Inc. (a)	4,710	180,487
Pitney Bowes, Inc. (b)	119,260	1,045,910
Plantronics, Inc. (a)	5,500	229,515
Plexus Corp. (a)(b)	4,900	447,909
Sanmina Corp. (a)(b)	13,090	509,986

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
TECHNOLOGY HARDWARE — 4.4%, continued
TTM Technologies, Inc. (a)(b)	16,420	$234,806
Universal Electronics, Inc. (a)	2,770	134,345
Viavi Solutions, Inc. (a)(b)	37,780	667,195
Vicor Corp. (a)	1,970	208,308
		6,976,389
TECHNOLOGY SERVICES — 2.4%
CSG Systems International, Inc.	3,800	179,284
EVERTEC, Inc.	10,810	471,856
ExlService Holdings, Inc. (a)	5,430	576,992
Green Dot Corp. - Class A (a)	7,600	356,060
Insight Enterprises, Inc. (a)(b)	8,860	886,088
Perficient, Inc. (a)(b)	5,160	414,967
Sykes Enterprises, Inc. (a)	5,050	271,185
TTEC Holdings, Inc.	3,630	374,217
Unisys Corp. (a)	10,560	267,274
		3,797,923
TELECOMMUNICATIONS — 1.3%
8x8, Inc. (a)	16,250	451,100
ATN International, Inc.	3,340	151,937
Cogent Communications Holdings, Inc.	5,100	392,139
Consolidated Communications Holdings, Inc. (a)	29,970	263,436
Shenandoah Telecommunications Co.	4,620	224,116
Vonage Holdings Corp. (a)(b)	39,210	565,016
		2,047,744
TRANSPORTATION & LOGISTICS — 2.7%
Allegiant Travel Co. (a)	1,900	368,600
ArcBest Corp.	6,890	400,929
Atlas Air Worldwide Holdings, Inc. (a)	4,200	286,062
Bristow Group, Inc. (a)	8,623	220,835
Echo Global Logistics, Inc. (a)	6,670	205,036
Forward Air Corp.	4,620	414,645
Hawaiian Holdings, Inc. (a)	10,110	246,381
Heartland Express, Inc.	22,680	388,508
Hub Group, Inc. - Class A (a)	3,480	229,610
Marten Transport Ltd.	18,180	299,788
Saia, Inc. (a)	4,610	965,749
SkyWest, Inc. (a)	5,770	248,514
		4,274,657
TRANSPORTATION EQUIPMENT — 0.2%
Greenbrier Cos., Inc. (The) (b)	6,020	262,352

WHOLESALE - CONSUMER STAPLES — 1.3%
Andersons, Inc. (The)	30,340	926,280
Chefs’ Warehouse, Inc. (The) (a)(b)	13,640	434,161
United Natural Foods, Inc. (a)(b)	18,850	697,073
		2,057,514
WHOLESALE - DISCRETIONARY — 1.0%
ePlus, Inc. (a)	2,280	197,653
G-III Apparel Group Ltd. (a)	9,060	297,712
PC Connection, Inc.	2,970	137,422
ScanSource, Inc. (a)	23,700	666,681
Veritiv Corp. (a)	3,640	223,569
		1,523,037
TOTAL COMMON STOCKS (COST $104,390,585)		156,798,426

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2021 (unaudited)

	Shares	Fair Value
RIGHTS — 0.0% (d)
MEDICAL EQUIPMENT & DEVICES — 0.0% (d)
Lantheus Holdings, Inc., CVR (a)(e) (Cost $0)	28,980	$2,608

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Social Investment Foundation, Inc. (c)	2.000%	06/15/22	70,000	70,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/23	330,000	330,000
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/14/24	100,000	100,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/17/24	60,000	60,000
Calvert Social Investment Foundation, Inc. (c)	3.000%	12/15/24	90,000	90,000
Calvert Social Investment Foundation, Inc. (c)	2.500%	06/13/25	150,000	149,700
Calvert Social Investment Foundation, Inc. (c)	2.500%	12/15/25	280,000	280,000
TOTAL CORPORATE NOTES (COST $1,410,000)				1,409,700

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 0.03% (f) (COST $325,211)	325,211	325,211

COLLATERAL FOR SECURITIES LOANED — 24.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (f)(g) (COST $38,751,416)	38,751,416	38,751,416

TOTAL INVESTMENTS - (COST $144,877,212) — 124.4%		$197,287,361
LIABILITIES IN EXCESS OF OTHER ASSETS — (24.4%)		(38,757,369)
NET ASSETS — 100.0%		$158,529,992

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2021 was $38,021,309 (Note 8).

(c)	Restricted and/or illiquid securities not registered under the Securities Act of 1933 are as follows:
	Acquisition Date	Current Cost	Fair Value	% of Net Assets
BM Technologies, Inc.	01/08/21	$14,383	$13,298	0.0	%(d)
Calvert Social Investment Foundation, Inc. 2.000%, 06/15/22	06/17/19	70,000	70,000	0.0	%(d)
Calvert Social Investment Foundation, Inc. 3.000%, 06/15/23	06/18/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 3.000%, 12/15/23	12/17/18	330,000	330,000	0.2%
Calvert Social Investment Foundation, Inc. 1.000%, 06/14/24	06/15/21	100,000	100,000	0.1%
Calvert Social Investment Foundation, Inc. 3.000%, 06/17/24	06/17/19	60,000	60,000	0.0	%(d)
Calvert Social Investment Foundation, Inc. 3.000%, 12/13/24	12/12/19	90,000	90,000	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 06/13/25	06/12/20	150,000	149,700	0.1%
Calvert Social Investment Foundation, Inc. 2.500%, 12/15/25	12/15/20	280,000	280,000	0.2%
		$1,424,383	$1,422,998	0.9%

(d)	Percentage rounds to less than 0.1%.
(e)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $2,608 as of June 30, 2021, representing 0.0% (d) of net assets.

(f)	The rate shown is the 7-day effective yield as of June 30, 2021.
(g)	The security was purchased with cash collateral held from securities on loan (Note 8).

CVR	— Contingent Value Right
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2021 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 69.9%
Praxis Impact Bond Fund - Class I	1,854,659	$20,178,692

EQUITY FUND — 30.1%
Praxis Growth Index Fund - Class I	71,605	2,801,204
Praxis International Index Fund - Class I	181,871	2,540,735
Praxis Small Cap Index Fund - Class I	53,734	705,532
Praxis Value Index Fund - Class I	158,804	2,631,384
		8,678,855
TOTAL AFFILIATED MUTUAL FUNDS (COST $23,324,547)		28,857,547

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 0.03% (b) (COST $5,471)	5,471	5,471

TOTAL INVESTMENTS - (COST $23,330,018) — 100.0%		$28,863,018
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(2,353)
NET ASSETS — 100.0%		$28,860,665

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2021 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 40.0%
Praxis Impact Bond Fund - Class I	3,435,451	$37,377,705

EQUITY FUND — 60.0%
Praxis Growth Index Fund - Class I	401,398	15,702,704
Praxis International Index Fund - Class I	1,179,513	16,477,799
Praxis Small Cap Index Fund - Class I	696,582	9,146,115
Praxis Value Index Fund - Class I	890,244	14,751,339
		56,077,957
TOTAL AFFILIATED MUTUAL FUNDS (COST $64,151,033)		93,455,662

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 0.03% (b) (COST $264)	264	264

TOTAL INVESTMENTS - (COST $64,151,297) — 100.0%		$93,455,926
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(26,933)
NET ASSETS — 100.0%		$93,428,993

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2021 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 100.0%
DEBT FUND — 20.0%
Praxis Impact Bond Fund - Class I	1,759,329	$19,141,500

EQUITY FUND — 80.0%
Praxis Growth Index Fund - Class I	526,788	20,607,946
Praxis International Index Fund - Class I	1,610,243	22,495,094
Praxis Small Cap Index Fund - Class I	1,070,295	14,052,978
Praxis Value Index Fund - Class I	1,168,584	19,363,432
		76,519,450
TOTAL AFFILIATED MUTUAL FUNDS (COST $60,178,032)		95,660,950

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 0.03% (b) (COST $69)	69	69

TOTAL INVESTMENTS - (COST $60,178,101) — 100.0%		$95,661,019
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0%) (a)		(28,996)
NET ASSETS — 100.0%		$95,632,023

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2021.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2021 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$779,330,949	$254,949,801	$315,039,048	$208,861,327	$144,877,212
Investments in unaffiliated securities, at fair value*	$811,435,098	$397,484,773	$415,016,041	$474,954,451	$197,287,361
Cash	—	12,604	—	—	—
Cash denominated in foreign currency (Cost $146)	—	146	—	—	—
Receivable for capital shares sold	433,728	108,829	274,954	444,689	28,838
Receivable for investments sold	402	—	—	—	—
Receivable for dividends and interest	3,828,864	770,431	407,582	119,181	159,170
Receivable for tax reclaims	—	485,683	—	—	—
Prepaid expenses	70,501	43,459	47,164	55,136	33,387
Total Assets	815,768,593	398,905,925	415,745,741	475,573,457	197,508,756

Liabilities
Distributions payable	548,541	—	—	—	—
Payable for capital shares redeemed	755,122	202,421	447,370	299,797	150,524
Payable for return of collateral received for securities on loan	45,067,303	30,542,485	20,410,782	8,648,968	38,751,416
Accrued expenses and other payables:
Investment advisory fees	229,128	135,547	80,361	91,031	38,602
Administration fees	67,922	31,779	31,679	39,003	14,451
Distribution fees	8,976	2,431	4,271	20,076	1,296
Other	110,978	110,721	56,821	65,897	22,475
Total Liabilities	46,787,970	31,025,384	21,031,284	9,164,772	38,978,764

Net Assets	$768,980,623	$367,880,541	$394,714,457	$466,408,685	$158,529,992

Components of Net Assets
Paid-in capital	$738,227,770	$250,299,804	$278,780,276	$177,628,001	$91,266,623
Accumulated earnings	30,752,853	117,580,737	115,934,181	288,780,684	67,263,369
Net Assets	$768,980,623	$367,880,541	$394,714,457	$466,408,685	$158,529,992

Pricing of Class A Shares
Net assets attributable to Class A shares	$43,932,797	$11,603,127	$20,677,770	$100,980,650	$6,352,505
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	4,018,472	835,296	1,239,907	2,607,514	531,066
Net asset value, offering price and redemption price per share*	$10.93	$13.89	$16.68	$38.73	$11.96
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.36	$14.66	$17.60	$40.88	$12.62

Pricing of Class I Shares
Net assets attributable to Class I shares	$725,047,826	$356,277,414	$374,036,687	$365,428,035	$152,177,487
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	66,669,233	25,500,292	22,566,358	9,341,880	11,589,259
Net asset value and redemption price per share	$10.88	$13.97	$16.57	$39.12	$13.13

*	Includes value of securities on loan.

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2021 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$23,324,547	$64,151,033	$60,178,032
Investments in unaffiliated securities, at cost	5,471	264	69
Investments in affiliated securities, at fair value	$28,857,547	$93,455,662	$95,660,950
Investments in unaffiliated securities, at fair value	5,471	264	69
Receivable for capital shares sold	488	2,209	11,511
Receivable for investments sold	1,752	1,297	42,948
Prepaid expenses	13,428	17,252	15,971
Total Assets	28,878,686	93,476,684	95,731,449

Liabilities
Distributions payable	317	90	—
Payable for capital shares redeemed	1,923	3,415	54,459
Accrued expenses and other payables:
Investment advisory fees	1,180	3,831	3,911
Administration fees	1,727	5,520	5,543
Distribution fees	5,901	19,152	19,556
Other	6,973	15,683	15,957
Total Liabilities	18,021	47,691	99,426

Net Assets	$28,860,665	$93,428,993	$95,632,023

Components of Net Assets
Paid-in capital	$22,992,780	$62,135,225	$58,783,794
Accumulated earnings	5,867,885	31,293,768	36,848,229
Net Assets	$28,860,665	$93,428,993	$95,632,023

Pricing of Class A Shares
Net assets attributable to Class A shares	$28,860,665	$93,428,993	$95,632,023
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,166,196	5,622,623	4,995,839
Net asset value, offering price and redemption price per share	$13.32	$16.62	$19.14
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$14.06	$17.54	$20.20

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2021 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$88,168	$5,390,733	$3,725,056	$1,672,711	$926,694
Foreign tax withholding	—	(705,662)	—	—	(1,003)
Securities lending income	6,314	56,865	3,044	2,796	7,466
Interest	8,049,685	40,858	37,771	47,463	18,316
Total Investment Income	8,144,167	4,782,794	3,765,871	1,722,970	951,473

Expenses
Investment advisory fees	1,362,383	770,938	445,534	524,282	231,035
Administration fees	159,718	73,866	72,930	90,732	33,549
Transfer agent fees - Class A	29,254	13,934	13,608	30,800	4,962
Transfer agent fees - Class I	54,224	15,039	40,292	36,349	4,450
Distribution fees - Class A	55,846	14,400	24,546	116,229	7,471
Custodian fees	21,435	99,016	10,017	11,830	5,484
Registration fees - Class A	8,438	6,840	6,338	9,987	10,012
Registration fees - Class I	20,113	13,601	15,370	12,673	7,989
Legal fees	34,792	15,487	14,791	19,098	6,683
Audit and tax services fees	24,814	13,084	14,118	15,971	7,585
Pricing fees	32,419	30,158	2,852	2,337	4,107
Trustee fees	22,552	9,125	9,307	12,169	4,188
Insurance fees	14,945	5,773	5,574	7,221	2,863
Other expenses	23,661	15,367	18,653	15,158	10,697
Total Expenses	1,864,594	1,096,628	693,930	904,836	341,075
Class A expenses contractually reduced by Investment Adviser	—	—	—	—	(2,347)
Net Expenses	1,864,594	1,096,628	693,930	904,836	338,728

Net Investment Income	6,279,573	3,686,166	3,071,941	818,134	612,745

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(177,521)	361,917	3,307,885	1,020,838	13,623,268
Net realized losses on foreign currency transactions	—	(63,393)	—	—	—
Change in unrealized appreciation/(depreciation) of investments	(16,386,546)	24,250,829	43,025,582	56,111,432	18,869,568
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	(19,996)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(16,564,067)	24,529,357	46,333,467	57,132,270	32,492,836
Net Change in Net Assets from Operations	$(10,284,494)	$28,215,523	$49,405,408	$57,950,404	$33,105,581

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2021 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$189,120	$342,291	$170,489

Expenses
Distribution fees - Class A	35,105	112,616	112,868
Transfer agent fees	12,468	36,451	49,417
Investment advisory fees	7,021	22,524	22,574
Registration and filing fees	12,995	14,321	14,195
Administration fees	4,040	12,905	12,116
Audit and tax services fees	3,787	4,157	4,182
Custodian fees	450	450	450
Trustee fees	89	272	261
Insurance expense	50	158	155
Other expenses	3,470	3,916	4,150
Total Expenses	79,475	207,770	220,368

Net Investment Income (Loss)	109,645	134,521	(49,879)

Realized and Unrealized Gains on Investments
Net realized gains on investments in affiliates	180,813	1,069,157	807,775
Change in unrealized appreciation/(depreciation) of investments in affiliates	520,587	5,817,346	9,012,501
Net Realized and Unrealized Gains on Investments	701,400	6,886,503	9,820,276
Net Change in Net Assets from Operations	$811,045	$7,021,024	$9,770,397

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
From Operations
Net investment income	$6,279,573	$13,343,798	$3,686,166	$4,649,798
Net realized gains (losses) from investments and foreign currency transactions	(177,521)	7,395,437	298,524	(7,003,131)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(16,386,546)	25,492,894	24,230,833	46,765,958
Net Change in Net Assets from Operations	(10,284,494)	46,232,129	28,215,523	44,412,625

Distributions to Shareholders
Class A	(337,788)	(1,268,035)	—	(89,909)
Class I	(6,852,308)	(17,482,526)	—	(4,530,504)
Change in Net Assets from Distributions to Shareholders	(7,190,096)	(18,750,561)	—	(4,620,413)

Change in Net Assets from Capital Transactions (Note 6)	57,369,465	112,971,574	19,649,522	(8,254,781)
Change in Net Assets	39,894,875	140,453,142	47,865,045	31,537,431

Net Assets
Beginning of period	729,085,748	588,632,606	320,015,496	288,478,065
End of period	$768,980,623	$729,085,748	$367,880,541	$320,015,496

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
From Operations
Net investment income	$3,071,941	$5,846,403	$818,134	$2,121,980	$612,745	$1,082,770
Net realized gains from investments	3,307,885	6,986,971	1,020,838	28,402,948	13,623,268	868,654
Net change in unrealized appreciation/(depreciation) on investments	43,025,582	5,910,699	56,111,432	71,609,153	18,869,568	19,520,809
Net Change in Net Assets from Operations	49,405,408	18,744,073	57,950,404	102,134,081	33,105,581	21,472,233

Distributions to Shareholders
Class A	—	(1,487,424)	—	(5,472,414)	—	(42,138)
Class I	—	(24,288,798)	—	(19,356,007)	—	(1,620,501)
Change in Net Assets from Distributions to Shareholders	—	(25,776,222)	—	(24,828,421)	—	(1,662,639)

Change in Net Assets from Capital Transactions (Note 6)	36,312,805	62,328,677	8,170,811	(2,662,269)	(14,238,455)	(373,613)
Change in Net Assets	85,718,213	55,296,528	66,121,215	74,643,391	18,867,126	19,435,981

Net Assets
Beginning of period	308,996,244	253,699,716	400,287,470	325,644,079	139,662,866	120,226,885
End of period	$394,714,457	$308,996,244	$466,408,685	$400,287,470	$158,529,992	$139,662,866

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020	For the Six Months Ended June 30, 2021 (Unaudited)	For the Year Ended December 31, 2020
From Operations
Net investment income (loss)	$109,645	$551,802	$134,521	$1,922,100	$(49,879)	$1,936,090
Net realized gains on investments in affiliates	180,813	428,014	1,069,157	1,824,949	807,775	1,171,428
Long-term capital gain distributions from investments in affiliates	—	247,691	—	1,011,583	—	1,131,669
Net change in unrealized appreciation/(depreciation) on investments in affiliates	520,587	1,476,761	5,817,346	5,314,128	9,012,501	6,762,991
Net Change in Net Assets from Operations	811,045	2,704,268	7,021,024	10,072,760	9,770,397	11,002,178

Distributions to Class A Shareholders	(104,890)	(955,627)	(130,330)	(4,096,729)	—	(4,024,475)

Change in Net Assets from Capital Transactions (Note 6)	391,680	(747,030)	(988,692)	(1,688,758)	212,768	4,450,894
Change in Net Assets	1,097,835	1,001,611	5,902,002	4,287,273	9,983,165	11,428,597

Net Assets
Beginning of period	27,762,830	26,761,219	87,526,991	83,239,718	85,648,858	74,220,261
End of period	$28,860,665	$27,762,830	$93,428,993	$87,526,991	$95,632,023	$85,648,858

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$11.19		$10.67	$10.12	$10.39	$10.30	$10.32
Net investment income (a)	0.08		0.19	0.23	0.22	0.21	0.20
Net realized and unrealized gains (losses) on investments	(0.26)		0.60	0.55	(0.26)	0.11	0.02
Total from investment operations	(0.18)		0.79	0.78	(0.04)	0.32	0.22
Less distributions from:
Net investment income	(0.08)		(0.20)	(0.23)	(0.23)	(0.23)	(0.23)
Net realized gains	—		(0.07)	—	—	—	(0.01)
Total distributions	(0.08)		(0.27)	(0.23)	(0.23)	(0.23)	(0.24)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.93		$11.19	$10.67	$10.12	$10.39	$10.30
Total return (excludes sales charge)	(1.58	%)(c)	7.45%	7.75%	(0.36%)	3.11%	2.13%
Net assets at end of period (in 000s)	$43,933		$48,146	$58,383	$60,692	$91,048	$83,211
Ratio of net expenses to average net assets	0.88	%(d)	0.92%	0.95%	0.97%	0.93%	0.94%
Ratio of gross expenses to average net assets	0.88	%(d)	0.92%	0.95%	0.98%*	0.98%*	0.99%*
Ratio of net investment income to average net assets	1.32	%(d)	1.72%	2.16%	2.15%	2.02%	1.87%
Portfolio turnover rate	9.17	%(c)	31.27%	17.58%	27.27%	17.36%	16.05%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$11.14		$10.62	$10.08	$10.35	$10.25	$10.27
Net investment income (a)	0.11		0.23	0.27	0.26	0.25	0.26
Net realized and unrealized gains (losses) on investments	(0.26)		0.61	0.54	(0.26)	0.11	0.00 (b)
Total from investment operations	(0.15)		0.84	0.81	0.00 (b)	0.36	0.26
Less distributions from:
Net investment income	(0.11)		(0.25)	(0.27)	(0.27)	(0.26)	(0.27)
Net realized gains	—		(0.07)	—	—	—	(0.01)
Total distributions	(0.11)		(0.32)	(0.27)	(0.27)	(0.26)	(0.28)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.88		$11.14	$10.62	$10.08	$10.35	$10.25
Total return	(1.38	%)(c)	7.94%	8.15%	0.08%	3.58%	2.55%
Net assets at end of period (in 000s)	$725,048		$680,940	$530,250	$449,146	$432,654	$381,697
Ratio of expenses to average net assets	0.48	%(d)	0.52%	0.53%	0.53%	0.54%	0.54%
Ratio of net investment income to average net assets	1.71	%(d)	2.08%	2.58%	2.60%	2.41%	2.41%
Portfolio turnover rate	9.17	%(c)	31.27%	17.58%	27.27%	17.36%	16.05%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$12.82		$11.50	$9.77	$11.69	$9.47	$9.15
Net investment income (a)	0.10		0.10	0.18	0.17	0.13	0.13
Net realized and unrealized gains (losses) on investments and foreign currencies	0.97		1.32	1.73	(1.94)	2.23	0.32
Total from investment operations	1.07		1.42	1.91	(1.77)	2.36	0.45
Less distributions from:
Net investment income	—		(0.10)	(0.18)	(0.15)	(0.14)	(0.13)
Paid-in capital from redemption fees	—		—	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.89		$12.82	$11.50	$9.77	$11.69	$9.47
Total return (excludes sales charge)	8.35	%(c)	12.37%	19.55%	(15.13%)	24.97%	4.97%
Net assets at end of period (in 000s)	$11,603		$11,251	$11,074	$11,853	$26,344	$18,877
Ratio of expenses to average net assets	1.20	%(d)	1.30%	1.40%	1.31%	1.26%	1.32%
Ratio of net investment income to average net assets	1.46	%(d)	0.92%	1.70%	1.52%	1.22%	1.45%
Portfolio turnover rate	14.64	%(c)	86.12%	20.61%	21.08%	5.22%	10.26%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$12.86		$11.53	$9.80	$11.75	$9.51	$9.19
Net investment income (a)	0.14		0.18	0.27	0.25	0.19	0.19
Net realized and unrealized gains (losses) on investments and foreign currencies	0.97		1.34	1.73	(1.96)	2.25	0.31
Total from investment operations	1.11		1.52	2.00	(1.71)	2.44	0.50
Less distributions:
Dividends from net investment income	—		(0.19)	(0.27)	(0.24)	(0.20)	(0.18)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.97		$12.86	$11.53	$9.80	$11.75	$9.51
Total return	8.63	%(c)	13.18%	20.45%	(14.52%)	25.67%	5.48%
Net assets at end of period (in 000s)	$356,277		$308,764	$277,404	$237,982	$257,538	$173,598
Ratio of expenses to average net assets	0.61	%(d)	0.61%	0.64%	0.65%	0.72%	0.77%
Ratio of net investment income to average net assets	2.11	%(d)	1.62%	2.48%	2.21%	1.75%	2.01%
Portfolio turnover rate	14.64	%(c)	86.12%	20.61%	21.08%	5.22%	10.26%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$14.42		$15.13	$11.81	$13.82	$12.64	$11.17
Net investment income (a)	0.11		0.26	0.24	0.23	0.21	0.19
Net realized and unrealized gains (losses) on investments	2.15		0.26 (b)	3.56	(1.38)	1.85	1.61
Total from investment operations	2.26		0.52	3.80	(1.15)	2.06	1.80
Less distributions from:
Net investment income	—		—	(0.23)	(0.23)	(0.13)	(0.23)
Net realized gains	—		(1.23)	(0.25)	(0.63)	(0.75)	(0.10)
Total distributions	—		(1.23)	(0.48)	(0.86)	(0.88)	(0.33)
Paid-in capital from redemption fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$16.68		$14.42	$15.13	$11.81	$13.82	$12.64
Total return (excludes sales charge)	15.67	%(d)	3.58%	32.21%	(8.47%)	16.31%	16.13%
Net assets at end of period (in 000s)	$20,678		$18,863	$30,603	$18,124	$25,057	$21,676
Ratio of expenses to average net assets	0.81	%(e)	0.91%	0.86%	0.89%	0.94%	0.94%
Ratio of net investment income to average net assets	1.36	%(e)	1.90%	1.72%	1.69%	1.58%	1.68%
Portfolio turnover rate	3.83	%(d)	44.98%	39.06%	32.38%	31.87%	48.26%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$14.30		$15.02	$11.72	$13.74	$12.56	$11.09
Net investment income (a)	0.14		0.32	0.30	0.30	0.28	0.26
Net realized and unrealized gains (losses) on investments	2.13		0.27 (b)	3.53	(1.38)	1.85	1.60
Total from investment operations	2.27		0.59	3.83	(1.08)	2.13	1.86
Less distributions from:
Net investment income	—		(0.08)	(0.28)	(0.31)	(0.20)	(0.29)
Net realized gains	—		(1.23)	(0.25)	(0.63)	(0.75)	(0.10)
Total distributions	—		(1.31)	(0.53)	(0.94)	(0.95)	(0.39)
Paid-in capital from redemption fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value at end of period	$16.57		$14.30	$15.02	$11.72	$13.74	$12.56
Total return	15.87	%(d)	4.07%	32.74%	(8.06%)	16.91%	16.75%
Net assets at end of period (in 000s)	$374,037		$290,133	$223,097	$162,785	$165,591	$137,191
Ratio of expenses to average net assets	0.38	%(e)	0.44%	0.44%	0.42%	0.45%	0.44%
Ratio of net investment income to average net assets	1.80	%(e)	2.32%	2.16%	2.18%	2.07%	2.25%
Portfolio turnover rate	3.83	%(d)	44.98%	39.06%	32.38%	31.87%	48.26%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.
(d)	Not Annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$33.96		$27.23	$22.05	$23.05	$18.82	$17.68
Net investment income (a)	0.03		0.11	0.20	0.15	0.17	0.15
Net realized and unrealized gains (losses) on investments	4.74		8.80	6.71	(0.13)	4.78	1.11
Total from investment operations	4.77		8.91	6.91	0.02	4.95	1.26
Less distributions from:
Net investment income	—		(0.10)	(0.20)	(0.21)	(0.08)	(0.12)
Net realized gains	—		(2.08)	(1.53)	(0.81)	(0.64)	—
Total distributions	—		(2.18)	(1.73)	(1.02)	(0.72)	(0.12)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$38.73		$33.96	$27.23	$22.05	$23.05	$18.82
Total return (excludes sales charge)	14.05	%(c)	32.81%	31.45%	(0.05%)	26.28%	7.15%
Net assets at end of period (in 000s)	$100,981		$90,516	$84,526	$72,735	$87,613	$67,007
Ratio of expenses to average net assets	0.67	%(d)	0.75%	0.79%	0.82%	0.85%	0.86%
Ratio of net investment income to average net assets	0.14	%(d)	0.38%	0.78%	0.59%	0.78%	0.86%
Portfolio turnover rate	1.78	%(c)	28.05%	32.33%	27.24%	27.49%	43.09%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$34.25		$27.45	$22.21	$23.21	$18.93	$17.79
Net investment income (a)	0.08		0.21	0.30	0.25	0.26	0.23
Net realized and unrealized gains (losses) on investments	4.79		8.87	6.76	(0.13)	4.82	1.11
Total from investment operations	4.87		9.08	7.06	0.12	5.08	1.34
Less distributions from:
Net investment income	—		(0.20)	(0.29)	(0.31)	(0.16)	(0.20)
Net realized gains	—		(2.08)	(1.53)	(0.81)	(0.64)	—
Total distributions	—		(2.28)	(1.82)	(1.12)	(0.80)	(0.20)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$39.12		$34.25	$27.45	$22.21	$23.21	$18.93
Total return	14.22	%(c)	33.19%	31.91%	0.39%	26.78%	7.62%
Net assets at end of period (in 000s)	$365,428		$309,772	$241,118	$178,605	$171,884	$136,862
Ratio of expenses to average net assets	0.36	%(d)	0.43%	0.43%	0.43%	0.44%	0.44%
Ratio of net investment income to average net assets	0.45	%(d)	0.69%	1.13%	0.99%	1.18%	1.26%
Portfolio turnover rate	1.78	%(c)	28.05%	32.33%	27.24%	27.49%	43.09%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$9.69		$8.85	$7.44	$8.63	$9.67	$9.45
Net investment income (loss) (a)	0.01		0.02	0.03	0.01	0.02	(0.08)
Net realized and unrealized gains (losses) on investments	2.26		0.90	1.56	(0.73)	1.03	0.85
Total from investment operations	2.27		0.92	1.59	(0.72)	1.05	0.77
Less distributions from:
Net investment income	—		(0.04)	—	—	—	—
Net realized gains	—		(0.04)	(0.18)	(0.47)	(2.09)	(0.55)
Total distributions	—		(0.08)	(0.18)	(0.47)	(2.09)	(0.55)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.96		$9.69	$8.85	$7.44	$8.63	$9.67
Total return (excludes sales charge)	23.43	%(c)	10.39%	21.36%	(8.56%)	10.70%	8.18%
Net assets at end of period (in 000s)	$6,353		$5,173	$4,665	$4,284	$5,449	$5,771
Ratio of net expenses to average net assets	1.07	%(d)	1.12%	1.12%	1.11%	1.13%	1.67%
Ratio of gross expenses to average net assets*	1.15	%(d)	1.37%	1.42%	1.49%	1.66%	1.76%
Ratio of net investment income (loss) to average net assets	0.18	%(d)	0.25%	0.33%	0.13%	0.21%	(1.45%)
Portfolio turnover rate	18.21	%(c)	39.21%	21.59%	25.17%	103.54%	60.49%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$10.60		$9.66	$8.13	$9.36	$10.35	$10.01
Net investment income (loss) (a)	0.05		0.08	0.09	0.08	0.09	(0.02)
Net realized and unrealized gains (losses) on investments	2.48		0.98	1.71	(0.79)	1.09	0.91
Total from investment operations	2.53		1.06	1.80	(0.71)	1.18	0.89
Less distributions from:
Net investment income	—		(0.08)	(0.09)	(0.05)	(0.08)	—
Net realized gains	—		(0.04)	(0.18)	(0.47)	(2.09)	(0.55)
Total distributions	—		(0.12)	(0.27)	(0.52)	(2.17)	(0.55)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	—	—	—
Net asset value at end of period	$13.13		$10.60	$9.66	$8.13	$9.36	$10.35
Total return	23.87	%(c)	11.04%	22.12%	(7.83%)	11.22%	8.93%
Net assets at end of period (in 000s)	$152,177		$134,490	$115,562	$85,680	$48,015	$42,139
Ratio of expenses to average net assets	0.41	%(d)	0.45%	0.45%	0.46%	0.50%	1.00%
Ratio of net investment income (loss) to average net assets	0.82	%(d)	0.94%	1.02%	0.83%	0.85%	(0.13%)
Portfolio turnover rate	18.21	%(c)	39.21%	21.59%	25.17%	103.54%	60.49%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$12.99		$12.20	$11.02	$11.75	$11.18	$10.97
Net investment income (a)	0.05		0.26	0.21	0.24	0.21	0.19
Net realized and unrealized gains (losses) on investments	0.33		0.99	1.23	(0.55)	0.72	0.29
Total from investment operations	0.38		1.25	1.44	(0.31)	0.93	0.48
Less distributions from:
Net investment income	(0.05)		(0.27)	(0.20)	(0.24)	(0.21)	(0.21)
Net realized gains	—		(0.19)	(0.06)	(0.18)	(0.15)	(0.06)
Total distributions	(0.05)		(0.46)	(0.26)	(0.42)	(0.36)	(0.27)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.32		$12.99	$12.20	$11.02	$11.75	$11.18
Total return (excludes sales charge)	2.92	%(c)	10.28%	13.14%	(2.64%)	8.36%	4.23%
Net assets at end of period (in 000s)	$28,861		$27,763	$26,761	$22,148	$22,881	$21,596
Ratio of net expenses to average net assets†	0.57	%(d)	0.60%	0.61%	0.60%	0.61%	0.58%
Ratio of gross expenses to average net assets†	0.57	%(d)	0.58%**	0.63%**	0.63%**	0.64%**	0.58%**
Ratio of net investment income to average net assets†*	0.78	%(d)	2.05%	1.81%	2.08%	1.83%	1.72%
Portfolio turnover rate	8.71	%(c)	28.90%	10.10%	15.49%	15.88%	11.42%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$15.40		$14.30	$12.39	$13.71	$12.55	$12.13
Net investment income (a)	0.02		0.34	0.22	0.27	0.28	0.17
Net realized and unrealized gains (losses) on investments	1.22		1.50	2.07	(0.93)	1.40	0.64
Total from investment operations	1.24		1.84	2.29	(0.66)	1.68	0.81
Less distributions from:
Net investment income	(0.02)		(0.34)	(0.22)	(0.27)	(0.29)	(0.19)
Net realized gains	—		(0.40)	(0.16)	(0.39)	(0.23)	(0.20)
Total distributions	(0.02)		(0.74)	(0.38)	(0.66)	(0.52)	(0.39)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$16.62		$15.40	$14.30	$12.39	$13.71	$12.55
Total return (excludes sales charge)	8.08	%(c)	12.97%	18.54%	(4.89%)	13.38%	6.58%
Net assets at end of period (in 000s)	$93,429		$87,527	$83,240	$70,368	$73,193	$63,565
Ratio of expenses to average net assets†	0.46	%(d)	0.49%	0.52%	0.52%	0.53%	0.55%
Ratio of net investment income to average net assets†*	0.30	%(d)	2.38%	1.64%	2.04%	2.15%	1.39%
Portfolio turnover rate	7.47	%(c)	21.52%	9.43%	12.90%	11.91%	10.29%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value at beginning of period	$17.17		$15.79	$13.30	$15.09	$13.47	$12.93
Net investment income (loss) (a)	(0.01)		0.40	0.21	0.27	0.32	0.14
Net realized and unrealized gains (losses) on investments	1.98		1.81	2.73	(1.24)	1.93	0.87
Total from investment operations	1.97		2.21	2.94	(0.97)	2.25	1.01
Less distributions from:
Net investment income	—		(0.39)	(0.21)	(0.28)	(0.33)	(0.14)
Net realized gains	—		(0.44)	(0.24)	(0.54)	(0.30)	(0.33)
Total distributions	—		(0.83)	(0.45)	(0.82)	(0.63)	(0.47)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$19.14		$17.17	$15.79	$13.30	$15.09	$13.47
Total return (excludes sales charge)	11.47	%(c)	14.08%	22.16%	(6.52%)	16.71%	7.82%
Net assets at end of period (in 000s)	$95,632		$85,649	$74,220	$60,685	$64,935	$53,925
Ratio of expenses to average net assets†	0.49	%(d)	0.54%	0.58%	0.58%	0.60%	0.61%
Ratio of net investment income (loss) to average net assets†*	(0.11	%)(d)	2.59%	1.42%	1.91%	2.29%	1.09%
Portfolio turnover rate	7.05	%(c)	18.36%	7.72%	12.72%	11.05%	9.32%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2021

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statuatory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2020, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2021, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

New Accounting Pronouncement:

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted as a continuation of the existing contract. This ASU was effective upon the issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Trust’s Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

Notes to Financial Statements (unaudited), continued	June 30, 2021

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of June 30, 2021, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Municipal Bonds	$—	$10,168,955	$—	$10,168,955
Corporate Bonds	—	277,851,751	—	277,851,751
Corporate Notes	—	7,557,200	—	7,557,200
Foreign Governments	—	74,352,019	—	74,352,019
Commercial Mortgage-Backed Securities	—	1,842,007	—	1,842,007
Asset Backed Securities	—	19,905,976	—	19,905,976
U.S. Government Agencies	—	347,680,994	—	347,680,994
Money Market Funds	23,323,866	—	—	23,323,866
Collateral for Securities Loaned *	—	—	—	45,067,303
Investment Companies	3,685,027	—	—	3,685,027
Total Investments	$27,008,893	$739,358,902	$—	$811,435,098

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$361,774,477	$—	$—	$361,774,477
Corporate Notes	—	3,399,000	—	3,399,000
Money Market Funds	1,768,811	—	—	1,768,811
Collateral for Securities Loaned *	—	—	—	30,542,485
Total Investments	$363,543,288	$3,399,000	$—	$397,484,773

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$388,415,167	$—	$—	$388,415,167
Corporate Notes	—	3,459,440	—	3,459,440
Money Market Funds	2,730,652	—	—	2,730,652
Collateral for Securities Loaned *	—	—	—	20,410,782
Total Investments	$391,145,819	$3,459,440	$—	$415,016,041

Notes to Financial Statements (unaudited), continued	June 30, 2021

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$461,392,799	$—	$—	$461,392,799
Corporate Notes	—	4,038,660	—	4,038,660
Money Market Funds	874,024	—	—	874,024
Collateral for Securities Loaned *	—	—	—	8,648,968
Total Investments	$462,266,823	$4,038,660	$—	$474,954,451

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$156,798,426	$—	$—	$156,798,426
Rights	—	—	2,608	2,608
Corporate Notes	—	1,409,700	—	1,409,700
Money Market Funds	325,211	—	—	325,211
Collateral for Securities Loaned *	—	—	—	38,751,416
Total Investments	$157,123,637	$1,409,700	$2,608	$197,287,361

*

Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets and Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$28,857,547	$—	$—	$28,857,547
Money Market Funds	5,471	—	—	5,471
Total Investments	$28,863,018	$—	$—	$28,863,018

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$93,455,662	$—	$—	$93,455,662
Money Market Funds	264	—	—	264
Total Investments	$93,455,926	$—	$—	$93,455,926

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$95,660,950	$—	$—	$95,660,950
Money Market Funds	69	—	—	69
Total Investments	$95,661,019	$—	$—	$95,661,019

The following is a reconciliation of Level 3 instruments held in the Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2021:

Small Cap Index Fund
Balance as of December 31, 2020	$2,608
Balance as of June 30, 2021	$2,608

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at June 30, 2021 is $0.

Notes to Financial Statements (unaudited), continued	June 30, 2021

The following table summarizes the valuation techniques used and unobservable inputs developed by the Trust’s Pricing Committee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

Small Cap Index Fund
	6/30/2021	Valuation Technique	Unobservable Input	Range	Impact to Valuation from a Decrease in Input *
Rights	$2,608	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Notes to Financial Statements (unaudited), continued	June 30, 2021

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2021, the Funds and Portfolios did not incur any interest or penalties.

Redemption Fees:

The Funds and Portfolios previously charged a redemption fee of two percent of the total redemption amount if a shareholder sold or exchanged shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid-in Capital Share Transactions as disclosed in Note 6 to the Financial Statements. Effective April 30, 2021, redemption fees will no longer be charged to shareholders.

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2021 were as follows:

	Purchases	Sales
Impact Bond Fund	$108,068,429	$41,304,733
International Index Fund	73,287,094	50,057,231
Value Index Fund	54,193,006	13,152,078
Growth Index Fund	19,475,035	7,576,557
Small Cap Index Fund	27,670,862	41,086,209
Conservative Portfolio	2,850,410	2,458,489
Balanced Portfolio	6,739,778	7,738,406
Growth Portfolio	6,521,411	6,366,970

Notes to Financial Statements (unaudited), continued	June 30, 2021

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by Everence Capital Management, Inc. (the “Adviser”). The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2021
Affiliate	Fair Value at December 31, 2020	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2021	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2021
Conservative Portfolio
Growth Index - Class I	$2,626,337	$160,996	$(350,715)	$21,239	$343,347	$2,801,204	$—	$—	71,605
Impact Bond - Class I	19,294,760	2,365,506	(1,027,426)	(23,830)	(430,318)	20,178,692	189,120	—	1,854,659
International Index - Class I	2,548,767	120,747	(347,537)	61,764	156,994	2,540,735	—	—	181,871
Small Cap Index - Class I	707,753	42,165	(215,095)	62,798	107,911	705,532	—	—	53,734
Value Index - Class I	2,586,609	160,996	(517,716)	58,842	342,653	2,631,384	—	—	158,804
Total	$27,764,226	$2,850,410	$(2,458,489)	$180,813	$520,587	$28,857,547	$189,120	$—	2,320,673

	For the six months ended June 30, 2021
Affiliate	Fair Value at December 31, 2020	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2021	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2021
Balanced Portfolio
Growth Index - Class I	$14,214,473	$748,723	$(1,281,382)	$62,082	$1,958,808	$15,702,704	$—	$—	401,398
Impact Bond - Class I	34,517,954	4,987,028	(1,333,113)	(35,058)	(759,106)	37,377,705	342,291	—	3,435,451
International Index - Class I	15,976,613	292,426	(1,165,561)	192,399	1,181,922	16,477,799	—	—	1,179,513
Small Cap Index - Class I	8,859,181	370,438	(2,203,529)	634,646	1,485,379	9,146,115	—	—	696,582
Value Index - Class I	13,999,566	341,163	(1,754,821)	215,088	1,950,343	14,751,339	—	—	890,244
Total	$87,567,787	$6,739,778	$(7,738,406)	$1,069,157	$5,817,346	$93,455,662	$342,291	$—	6,603,188

	For the six months ended June 30, 2021
Affiliate	Fair Value at December 31, 2020	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2021	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2021
Growth Portfolio
Growth Index - Class I	$17,738,747	$1,465,021	$(1,203,636)	$32,979	$2,574,835	$20,607,946	$—	$—	526,788
Impact Bond - Class I	16,805,189	3,170,090	(451,798)	(8,543)	(373,438)	19,141,500	170,489	—	1,759,329
International Index - Class I	20,725,626	681,241	(705,454)	16,104	1,777,577	22,495,094	—	—	1,610,243
Small Cap Index - Class I	12,939,421	733,278	(2,704,687)	680,060	2,404,906	14,052,978	—	—	1,070,295
Value Index - Class I	17,477,250	471,781	(1,301,395)	87,175	2,628,621	19,363,432	—	—	1,168,584
Total	$85,686,233	$6,521,411	$(6,366,970)	$807,775	$9,012,501	$95,660,950	$170,489	$—	6,135,239

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the six months ended June 30, 2021, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.37%
International Index Fund**	0.45%
Value Index Fund***	0.26%
Growth Index Fund***	0.25%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*	The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net assets over $500 million.

**

The International Index Fund’s fee is subject to a tier schedule as follows: 0.53% on the average daily net assets up to $100 million and 0.41% on the average daily net assets over $100 million, and 0.38% on the average daily net assets over $500 million.

***

The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net assets of each Fund over $200 million.

Notes to Financial Statements (unaudited), continued	June 30, 2021

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2022. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2021 were:

Small Cap Index Fund (Class A)	1.10%

For the six months ended June 30, 2021, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Small Cap Index Fund	$2,347

As of June 30, 2021, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Small Cap Index Fund	2018	2021	$7,700
	2019	2022	13,812
	2020	2023	9,564
	2021	2024	2,347
			$33,423
Conservative Portfolio	2018	2021	$5,495
	2019	2022	6,167
			$11,662

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2021 as follows:

Impact Bond Fund	$1,576
International Index Fund	481
Value Index Fund	1,552
Growth Index Fund	6,103
Small Cap Index Fund	338
Conservative Portfolio	3,737
Balanced Portfolio	13,966
Growth Portfolio	17,344

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving

Notes to Financial Statements (unaudited), continued	June 30, 2021

as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as in Administration Fees on the Statements of Operations.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$5,370,753	$17,642,403	$754,118	$1,545,624
Dividends reinvested	300,370	1,070,163	—	83,585
Cost of shares redeemed	(8,750,062)	(31,716,783)	(1,321,564)	(2,776,552)
Redemption fees	851	5,867	—	—
Class A Share Transactions	$(3,078,088)	$(12,998,350)	$(567,446)	$(1,147,343)
Class I Shares:
Proceeds from shares issued	$139,127,814	$274,129,349	$42,056,280	$60,452,474
Dividends reinvested	3,468,609	10,595,572	—	2,338,383
Cost of shares redeemed	(82,152,979)	(158,757,650)	(21,839,946)	(69,898,420)
Redemption fees	4,109	2,653	634	125
Class I Share Transactions	$60,447,553	$125,969,924	$20,216,968	$(7,107,438)
Net increase (decrease) from capital transactions	$57,369,465	$112,971,574	$19,649,522	$(8,254,781)
Share Transactions:
Class A Shares:
Issued	490,361	1,592,344	55,296	148,816
Reinvested	27,490	96,115	—	6,500
Redeemed	(800,492)	(2,857,889)	(97,277)	(241,026)
Change in Class A Shares:	(282,641)	(1,169,430)	(41,981)	(85,710)
Class I Shares:
Issued	12,762,529	24,749,773	3,093,771	5,881,481
Reinvested	319,332	955,537	—	181,270
Redeemed	(7,557,640)	(14,471,143)	(1,600,673)	(6,115,796)
Change in Class I Shares:	5,524,221	11,234,167	1,493,098	(53,045)
Net increase (decrease) from share transactions	5,241,580	10,064,737	1,451,117	(138,755)

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,676,834	$3,766,932	$3,393,984	$9,098,644	$884,333	$962,933
Dividends reinvested	—	1,456,977	—	5,370,563	—	40,965
Cost of shares redeemed	(2,682,209)	(15,029,386)	(5,427,867)	(27,466,369)	(920,406)	(940,667)
Redemption fees	7	712	303	3,701	512	326
Class A Share Transactions	$(1,005,368)	$(9,804,765)	$(2,033,580)	$(12,993,461)	$(35,561)	$63,557
Class I Shares:
Proceeds from shares issued	$76,179,648	$99,096,474	$44,712,822	$74,380,687	$15,729,125	$32,332,755
Dividends reinvested	—	22,671,090	—	18,056,074	—	1,066,732
Cost of shares redeemed	(38,868,321)	(49,639,775)	(34,509,138)	(82,108,546)	(29,932,019)	(33,836,970)
Redemption fees	6,846	5,653	707	2,977	—	313
Class I Share Transactions	$37,318,173	$72,133,442	$10,204,391	$10,331,192	$(14,202,894)	$(437,170)
Net increase (decrease) from capital transactions	$36,312,805	$62,328,677	$8,170,811	$(2,662,269)	$(14,238,455)	$(373,613)

Notes to Financial Statements (unaudited), continued	June 30, 2021

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Share Transactions:
Class A Shares:
Issued	103,132	283,657	96,049	314,035	75,440	120,126
Reinvested	—	102,604	—	159,976	—	4,249
Redeemed	(171,051)	(1,101,175)	(153,636)	(912,615)	(78,443)	(117,213)
Change in Class A Shares:	(67,919)	(714,914)	(57,587)	(438,604)	(3,003)	7,162
Class I Shares:
Issued	4,751,131	7,466,977	1,253,080	2,456,009	1,234,441	4,375,386
Reinvested	—	1,601,021	—	531,528	—	100,881
Redeemed	(2,468,669)	(3,635,891)	(954,522)	(2,728,489)	(2,335,053)	(3,748,999)
Change in Class I Shares:	2,282,462	5,432,107	298,558	259,048	(1,100,612)	727,268
Net increase (decrease) from share transactions	2,214,543	4,717,193	240,971	(179,556)	(1,103,615)	734,430

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,097,032	$4,755,834	$4,191,158	$5,580,204	$4,262,673	$7,586,545
Dividends reinvested	103,086	941,783	129,743	4,084,344	—	4,013,698
Cost of shares redeemed	(1,808,443)	(6,444,962)	(5,309,686)	(11,353,364)	(4,049,972)	(7,149,602)
Redemption fees	5	315	93	58	67	253
Class A Share Transactions	$391,680	$(747,030)	$(988,692)	$(1,688,758)	$212,768	$4,450,894
Net increase (decrease) from capital transactions	$391,680	$(747,030)	$(988,692)	$(1,688,758)	$212,768	$4,450,894
Share Transactions:
Class A Shares:
Issued	160,256	390,035	260,996	395,424	232,572	501,528
Reinvested	7,889	73,304	8,106	266,145	—	232,824
Redeemed	(138,381)	(520,769)	(331,033)	(796,878)	(224,677)	(447,569)
Change in Class A Shares:	29,764	(57,430)	(61,931)	(135,309)	7,895	286,783
Net increase (decrease) from share transactions	29,764	(57,430)	(61,931)	(135,309)	7,895	286,783

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2021 and December 31, 2020 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	2021	2020	2021	2020	2021	2020
From ordinary income	$7,190,096	$15,229,973	$—	$4,620,413	$—	$19,626,980
From long-term capital gains	—	3,520,588	—	—	—	6,149,242
Total distributions	$7,190,096	$18,750,561	$—	$4,620,413	$—	$25,776,222

	Growth Index Fund		Small Cap Index Fund
	2021	2020	2021	2020
From ordinary income	$—	$9,443,299	$—	$1,474,194
From long-term capital gains	—	15,385,122	—	188,445
Total distributions	$—	$24,828,421	$—	$1,662,639

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	2021	2020	2021	2020	2021	2020
From ordinary income	$104,890	$625,594	$130,330	$1,966,662	$—	$1,954,533
From long-term capital gains	—	330,033	—	2,130,067	—	2,069,942
Total distributions	$104,890	$955,627	$130,330	$4,096,729	$—	$4,024,475

Notes to Financial Statements (unaudited), continued	June 30, 2021

The following information is computed on a tax basis for each item as of December 31, 2020:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$686,094,974	$201,649,730	$250,418,483
Gross unrealized appreciation	49,135,938	118,935,882	64,388,340
Gross unrealized depreciation	(903,268)	(1,804,753)	(8,522,845)
Net unrealized appreciation on investments	$48,232,670	$117,131,129	$55,865,495
Net unrealized appreciation on foreign currency transactions	—	23,359	—
Undistributed ordinary income	—	830,619	8,336,954
Undistributed long-term capital gains	—	—	2,326,324
Post-October capital losses	(5,227)	—	—
Accumulated capital and other losses	—	(28,619,893)	—
Distributable earnings	$48,227,443	$89,365,214	$66,528,773

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$187,978,976	$106,181,411
Gross unrealized appreciation	210,694,638	41,978,387
Gross unrealized depreciation	(821,735)	(8,769,360)
Net unrealized appreciation on investments	$209,872,903	$33,209,027
Undistributed ordinary income	3,900,261	380,836
Undistributed long-term capital gains	17,057,116	567,925
Distributable earnings	$230,830,280	$34,157,788

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,041,740	$64,928,969	$60,050,624
Gross unrealized appreciation	4,739,958	22,776,373	25,869,098
Gross unrealized depreciation	(12,002)	(137,291)	(232,950)
Net unrealized appreciation on investments	$4,727,956	$22,639,082	$25,636,148
Undistributed ordinary income	43,865	20,096	15,108
Undistributed long-term capital gains	389,909	1,743,896	1,426,576
Distributable earnings	$5,161,730	$24,403,074	$27,077,832

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

For the latest tax year ended December 31, 2020, the following Fund have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

International Index
No expiration - short-term	$20,814,150
No expiration - long-term	7,805,743
$28,619,893

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2021 is as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of portfolio investments	$779,330,949	$256,097,447	$316,055,493
Gross unrealized appreciation	36,068,764	143,885,072	104,060,343
Gross unrealized depreciation	(3,964,615)	(2,497,746)	(5,099,795)
Net unrealized appreciation on investments	$32,104,149	$141,387,326	$98,960,548

	Growth Index Fund	Small Cap Index Fund
Tax cost of portfolio investments	$208,970,116	$145,339,273
Gross unrealized appreciation	266,643,294	56,663,229
Gross unrealized depreciation	(658,959)	(4,715,141)
Net unrealized appreciation on investments	$265,984,335	$51,948,088

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of portfolio investments	$23,620,995	$64,843,628	$60,970,504
Gross unrealized appreciation	5,293,635	28,747,328	34,807,167
Gross unrealized depreciation	(51,612)	(135,030)	(116,652)
Net unrealized appreciation on investments	$5,242,023	$28,612,298	$34,690,515

Notes to Financial Statements (unaudited), continued	June 30, 2021

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Portfolio Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a Securities Lending Agreement with U.S. Bank that provides the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amounts owed to the Funds.

As of June 30, 2021, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$44,181,251	$45,067,303
International Index Fund	29,597,702	30,542,485
Value Index Fund	19,996,795	20,410,782
Growth Index Fund	8,412,307	8,648,968
Small Cap Index Fund	38,021,309	38,751,416

9. Special Shareholder Meeting for the Praxis International Index Fund

A special meeting of shareholders of the Praxis International Index Fund took place on April 30, 2021. The purpose of the meeting was to obtain shareholder approval of a new investment sub-advisory agreement for the Praxis International Index Fund. The new agreement was with the Fund’s current sub-adviser and extended the terms of the existing arrangement. Shareholder approval was needed due to regulatory requirements relating to a business transaction involving the Fund’s current sub-adviser. The transaction involved Aperio Holdings, LLC (“Holdings”), the parent company of the sub-adviser. Holdings entered into an Agreement and Plan of Merger with BlackRock, Inc. (“BlackRock”), whereby BlackRock acquired all of the outstanding equity interests of Holdings via a merger transaction (“Transaction”), the result of which was that the sub-adviser became an indirect wholly owned subsidiary of BlackRock. The Transaction closed on February 1, 2021 and resulted in a change of control of the Sub-Adviser. The new investment sub-advisory agreement between Everence Capital Management, Inc. and Aperio Group, LLC, for the Praxis International Index Fund was approved.

10. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

11. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $25,000 in retainers and meeting fees during the six months ended June 30, 2021.

Notes to Financial Statements (unaudited), continued	June 30, 2021

12. Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “Commission”) adopted Rule 22e-4 under the Investment Company Act of 1940. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, the establishment of a 15% limitation on illiquid investments, and periodic reporting to the fund’s board of trustees. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which, generally requires a fund to notify the Commission when certain liquidity-related events occur.

The Board approved the designation of a committee (the “Committee”) as the Program Administrator of the LRMP for the Trust. The Committee is comprised of the Trust’s Chief Compliance Officer and other officers of the Trust and employees of the Adviser. At the Board’s regular meeting on May 21, 2021, the Trust’s Chief Compliance Officer provided a report to the Board (the “Report”) on the operation and effectiveness of the LRMP for the period April 1, 2020 through March 31, 2021 (the “Reporting Period”). The Report included, among other things, a discussion of how the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of fund investments, the Trust utilizes a third party provider of liquidity monitoring services.

The Report concluded that the LRMP was reasonably designed to assess and manage liquidity risk and did effectively manage the Funds’ liquidity risks for the Reporting Period. The Report stated that during the Reporting Period, each Fund held no less than 65% of its total net assets in highly liquid investments. Because each Fund’s assets consisted primarily of highly liquid investments that exceeded the 65% threshold established by the Trust for Primarily Highly Liquid Funds, no highly liquid investment minimum was required to be established for the Funds, and each Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

13. Other Recent Developments

The recent spread of an infectious respiratory illness caused by COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things: quarantines and travel restrictions, including border closings, strained healthcare systems, event cancellations, disruptions to business operations and supply chains, and a reduction in consumer and business spending, as well as general concern and uncertainty that has negatively affected the economy. These disruptions have led to instability in the market place, including equity and debt market losses and overall volatility, and the jobs market. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial well-being and performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

14. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2021 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2021

Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	2.6%
Commercial Mortgage-Backed Securities	0.2%
Corporate Bonds	36.1%
Corporate Notes	1.0%
Development Finance Corporation	1.2%
Federal Home Loan Bank	5.1%
Federal Home Loan Mortgage Corporation	9.4%
Federal National Mortgage Association	28.7%
Foreign Governments	9.7%
Government National Mortgage Association **	0.0%
Investment Companies	0.5%
Municipal Bonds	1.3%
Small Business Administration **	0.0%
United States Agency of International Development	0.7%
United States Deparment of Housing and Urban Development	0.1%
Collateral for Securities Lending	5.9%
Money Market Funds	3.0%
Total	105.5%

** Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.2%
Austria	0.4%
Belgium	0.3%
Bermuda **	0.0%
Brazil	1.5%
Canada	6.9%
Cayman Islands	8.0%
Chile	0.3%
China	2.9%
Colombia	0.2%
Denmark	1.7%
Finland	0.5%
France	6.8%
Germany	4.8%
Hong Kong	2.7%
Hungary **	0.0%
India	3.0%
Indonesia	0.5%
Ireland	0.4%
Israel	0.5%
Italy	1.3%
Japan	14.5%
Jersey	0.8%
Luxembourg	0.6%
Mexico	1.0%
Netherlands	3.3%
New Zealand	0.1%
Norway	1.2%
Papua New Guinea	0.1%
Philippines	0.2%
Portugal	0.4%
Russia	0.2%
Singapore	1.1%
South Africa	1.1%
South Korea	4.4%
Spain	1.7%
Sweden	1.9%
Switzerland	6.1%
Taiwan	4.8%
Turkey	0.2%

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
United Kingdom	7.7%
Corporate Notes	0.9%
Collateral for Securities Lending	8.3%
Money Market Funds	0.5%
Total	108.0%

**	Amount rounds to less than 0.1%

International Index Fund

Security Allocation	Percentage of Net Assets
Advertising & Marketing	0.3%
Apparel & Textile Products	1.7%
Asset Management	1.0%
Automotive	3.4%
Banking	10.5%
Beverages	0.7%
Biotech & Pharma	5.3%
Cable & Satellite	0.4%
Chemicals	2.7%
Commercial Support Services	1.8%
Community Development	0.9%
Construction Materials	0.8%
Consumer Services	0.4%
Containers & Packaging	0.4%
Diversified Industrials	0.7%
E-Commerce Discretionary	2.3%
Electric & Gas Marketing & Trading	0.3%
Electric Utilities	1.8%
Electrical Equipment	1.6%
Engineering & Construction	0.1%
Entertainment Content	0.6%
Food	2.0%
Forestry, Paper & Wood Products	0.4%
Gas & Water Utilities	0.1%
Health Care Facilities & Services	1.2%
Home Construction	0.9%
Household Products	2.3%
Industrial Support Services	0.7%
Institutional Financial Services	1.2%
Insurance	4.4%
Internet Media & Services	3.8%
Leisure Facilities & Services	0.9%
Leisure Products	0.2%
Machinery	1.8%
Medical Equipment & Devices	1.8%
Metals & Mining	3.2%
Oil & Gas Producers	2.4%
Oil & Gas Services & Equipment	0.1%
Publishing & Broadcasting	0.5%
Real Estate Owners & Development	1.6%
REITs	2.0%
Renewable Energy	0.2%
Retail - Consumer Staples	1.5%
Retail - Discretionary	2.2%
Semiconductors	5.8%
Software	1.1%
Specialty Finance	0.1%
Steel	1.4%
Technology Hardware	5.0%
Technology Services	4.2%
Telecommunications	4.6%
Transportation & Logistics	3.2%

Additional Fund Information (unaudited), continued	June 30, 2021

International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Wholesale - Consumer Staples	0.4%
Wholesale - Discretionary	0.3%
Collateral for Securities Lending	8.3%
Money Market Funds	0.5%
Total	108.0%

Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.4%
Corporate Notes	0.9%
Collateral for Securities Lending	5.2%
Money Market Funds	0.7%
Total	105.2%

Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.9%
Corporate Notes	0.9%
Collateral for Securities Lending	1.8%
Money Market Funds	0.2%
Total	101.8%

Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.9%
Rights **	0.0%
Corporate Notes	0.9%
Collateral for Securities Lending	24.4%
Money Market Funds	0.2%
Total	124.4%

** Amount rounds to less than 0.1%

Conservative Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Balanced Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Growth Portfolio

Security Allocation	Percentage of Net Assets
Affiliated Mutual Funds	100.0%
Money Market Funds **	0.0%
Total	100.0%

**	Amount rounds to less than 0.1%

Additional Fund Information (unaudited), continued	June 30, 2021

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($)*		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Impact Bond Fund
Class A	1,000.00	1,000.00	984.20	1,020.43	4.33	4.41	0.88%
Class I	1,000.00	1,000.00	986.20	1,022.41	2.36	2.41	0.48%
International Index Fund
Class A	1,000.00	1,000.00	1,083.50	1,018.84	6.20	6.01	1.20%
Class I	1,000.00	1,000.00	1,086.30	1,021.77	3.16	3.06	0.61%
Value Index Fund
Class A	1,000.00	1,000.00	1,156.70	1,020.78	4.33	4.06	0.81%
Class I	1,000.00	1,000.00	1,158.70	1,022.91	2.03	1.91	0.38%
Growth Index Fund
Class A	1,000.00	1,000.00	1,140.50	1,021.47	3.56	3.36	0.67%
Class I	1,000.00	1,000.00	1,142.20	1,023.01	1.91	1.81	0.36%
Small Cap Index Fund
Class A	1,000.00	1,000.00	1,234.30	1,019.49	5.93	5.36	1.07%
Class I	1,000.00	1,000.00	1,238.70	1,022.76	2.28	2.06	0.41%
Conservative Portfolio
Class A	1,000.00	1,000.00	1,029.20	1,021.97	2.87	2.86	0.57%
Balanced Portfolio
Class A	1,000.00	1,000.00	1,080.80	1,022.51	2.37	2.31	0.46%
Growth Portfolio
Class A	1,000.00	1,000.00	1,114.70	1,022.36	2.57	2.46	0.49%

* Expenses are equal to average account value times each Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

** Annualized.

Praxis Mutual Funds

Notice of Privacy Policy and Practices

Praxis Mutual Funds recognizes and respects the privacy concerns and expectations of our shareholders. We are committed to maintaining the privacy and confidentiality of your personal information. We provide this notice so that you will understand the nature of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources(1):

●	Account applications and other forms — which may include a customer’s name, address, Social Security Number and information about a customer’s investment goals and risk tolerance;

●	Account history — including information about the transactions and balances in a customer’s account(s); and

●	Correspondence — written, telephonic or electronic between a customer and Praxis Mutual Funds or service providers to Praxis Mutual Funds.

We may disclose all the information described above to certain third parties who are affiliated with Praxis Mutual Funds under one or more of these circumstances:

●	As authorized — if you request or authorize the disclosure of the information.

●

As permitted by law — for example sharing information with companies who maintain or service customer accounts for Praxis Mutual Funds is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●	Under joint agreement — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We require Praxis Mutual Funds service providers to maintain:

●	policies and procedures designed to assure only appropriate access to, and use of information about customers of Praxis Mutual Funds; and

●	physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of Praxis Mutual Funds.

We will adhere to the policies and procedures described in this notice regardless of whether you are a current or former shareholder of Praxis Mutual Funds.

(1)

For purposes of this notice, the terms “customer” or “customers” include individuals who provide nonpublic personal information to Praxis Mutual Funds, even if they do not invest in Praxis Mutual Fund shares.

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The complete listing (i) is available on the Commission’s Web site and (ii) will be made available to shareholders upon request by calling (800) 977-2947. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

THIS PAGE INTENTIONALLY LEFT BLANK

Praxis Mutual Funds

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2210699

Item 2.	Code of Ethics.

Not applicable for semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report filing.

Item 6.	Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote Of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for semi-annual report filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
September 7, 2021

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
September 7, 2021